     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 1998

                                                                FILE NO. 2-57526
                                                                        811-2699
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                        POST-EFFECTIVE AMENDMENT NO. 42
                                     AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                AMENDMENT NO. 38

                            ------------------------

                           G.T. GLOBAL GROWTH SERIES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------

              MICHAEL A. SILVER, ESQ.                          ARTHUR J. BROWN, ESQ.
                CHANCELLOR LGT ASSET                          R. DARRELL MOUNTS, ESQ.
                  MANAGEMENT, INC.                          KIRKPATRICK & LOCKHART LLP
          50 CALIFORNIA STREET, 27TH FLOOR               1800 MASSACHUSETTS AVENUE, N.W.,
          SAN FRANCISCO, CALIFORNIA 94111                            2ND FLOOR
      (NAME AND ADDRESS OF AGENT FOR SERVICE)                 WASHINGTON, D.C. 20036
                                                                  (202) 778-9000

                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.
    / /  ON                      PURSUANT TO PARAGRAPH (b) OF RULE 485.
    /X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 OR SUCH
        OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.
    / /  ON               PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.
    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
    / /  ON               PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

    CERTAIN SERIES OF THE G.T. GLOBAL GROWTH SERIES ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 42 INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR ONE MASTER TRUST, GROWTH PORTFOLIO.
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                           G.T. GLOBAL GROWTH SERIES
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

    THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF G.T. GLOBAL GROWTH SERIES CONTAINS THE FOLLOWING DOCUMENTS:

Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A                --      Prospectuses
                      --      GT Global Equity Funds -- Class A and Class B
                      --      GT Global Equity Funds -- Advisor Class
Part B                --      Statements of Additional Information
                      --      GT Global Equity Funds -- Class A and Class B
                      --      GT Global Equity Funds -- Advisor Class
                      --      GT Global America Small Cap Growth Fund and GT Global America
                              Value Fund -- Class A and Class B
                      --      GT Global America Small Cap Growth Fund and GT Global America
                              Value Fund -- Advisor Class
Part C                --      Other Information
Signature Pages       --      G.T. Global Growth Series
                      --      Growth Portfolio
Exhibits

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                       PROSPECTUS -- CLASS A AND CLASS B

ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Prospectus Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              Other Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Registrant's current Annual Report
 6.        Capital Stock and Other
            Securities......................  Dividends, Other Distributions and Federal Income Taxation; Other
                                              Information
 7.        Purchase of Securities Being
            Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                              Value; Management
 8.        Redemption or Repurchase.........  How to Redeem Shares; Calculation of Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                          PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Prospectus Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              Other Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Registrant's current Annual Report
 6.        Capital Stock and Other
            Securities......................  Dividends, Other Distributions and Federal Income Taxation; Other
                                              Information
 7.        Purchase of Securities Being
            Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                              Value; Management
 8.        Redemption or Repurchase.........  How to Redeem Shares; Calculation of Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B

ITEM NO. OF
PART B OF FORM N-1A                                    CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------  -----------------------------------------------------------------
10.        Cover Page.......................  Cover Page
11.        Table of Contents................  Table of Contents
12.        General Information and
            History.........................  Cover Page
13.        Investment Objectives and
            Policies........................  Investment Objectives and Policies; Investment Limitations;
                                              Options and Futures; Risk Factors
14.        Management of the Fund...........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities...........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services........................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices.......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities......................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered.....  Valuation of Shares; Information Relating to
                                              Sales and Redemptions
20.        Tax Status.......................  Taxes
21.        Underwriters.....................  Management
22.        Calculation of Performance
            Data............................  Investment Results
23.        Financial Statements.............  Financial Statements

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                                  CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------  ---------------------------------------------------------------
10.        Cover Page......................  Cover Page
11.        Table of Contents...............  Table of Contents
12.        General Information and
            History........................  Cover Page
13.        Investment Objectives and
            Policies.......................  Investment Objectives and Policies; Investment Limitations;
                                             Options and Futures; Risk Factors
14.        Management of the Fund..........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities..........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services.......................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities.....................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered....  Valuation of Shares; Information Relating to
                                             Sales and Redemptions
20.        Tax Status......................  Taxes
21.        Underwriters....................  Management
22.        Calculation of Performance
            Data...........................  Investment Results
23.        Financial Statements............  Financial Statements

                             GT GLOBAL EQUITY FUNDS
                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------

      GT GLOBAL NEW PACIFIC GROWTH FUND                GT GLOBAL WORLDWIDE GROWTH FUND
               ("PACIFIC FUND")                               ("WORLDWIDE FUND")
         GT GLOBAL EUROPE GROWTH FUND               GT GLOBAL AMERICA MID CAP GROWTH FUND
               ("EUROPE FUND")                             ("AMERICA MID CAP FUND")
         GT GLOBAL JAPAN GROWTH FUND               GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                ("JAPAN FUND")                            ("AMERICA SMALL CAP FUND")
     GT GLOBAL INTERNATIONAL GROWTH FUND                 GT GLOBAL AMERICA VALUE FUND
            ("INTERNATIONAL FUND")                          ("AMERICA VALUE FUND")

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND each seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

THE AMERICA MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").

THE AMERICA SMALL CAP FUND seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").

THE AMERICA VALUE FUND seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that [Chancellor GT Asset Management, Inc.] (the "Sub-adviser") believes to be undervalued in relation to long-term earning power or other factors.

Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or either Portfolio will achieve its investment objective. The investment experience of the America Small Cap Fund and America Value Fund will correspond directly with the investment experience of their corresponding Portfolios.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by the Sub-adviser. AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling [(800) 824-1580]. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).

FOR FURTHER INFORMATION, CALL [(800) 824-1580] OR CONTACT YOUR FINANCIAL
ADVISOR.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         22
Risk Factors..............................................................................         28
How to Invest.............................................................................         31
How to Make Exchanges.....................................................................         40
How to Redeem Shares......................................................................         42
Shareholder Account Manual................................................................         44
Calculation of Net Asset Value............................................................         45
Dividends, Other Distributions and Federal Income Taxation................................         46
Management................................................................................         48
Other Information.........................................................................         54

                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Funds and the Portfolios:  Each Fund is a diversified series of G.T. Global Growth Series
                               (the "Company"). Each Portfolio is a diversified series of Growth
                               Portfolio.

Investment Objectives:         The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund seek long-term growth of capital; the America Small Cap Fund and America Value Fund seek long-term capital appreciation.

Principal Investments:         The Pacific Fund, Europe Fund, Japan Fund, International Fund and
                               Worldwide Fund each invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

                               The America Mid Cap Fund invests primarily in equity securities of
                               U.S. mid cap companies.

                               The America Small Cap Fund invests all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.

                               The America Value Fund invests all of its investable assets in the
                               Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than
                               $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors.

Principal Risk Factors:        There is no assurance that any Fund or either Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities.

                               The Pacific Fund, Europe Fund, Japan Fund and International Fund
                               each invests primarily in foreign securities. The Worldwide Fund may invest a significant portion of its assets in foreign
                               securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund
                               and the Portfolios each invests a significant portion of its assets in issuers in a particular country or region of the world.
                               As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund may engage in certain foreign currency, options and futures transactions, and each
                               Portfolio may engage in certain options and futures transactions, to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments.
                               Such transactions involve certain risks and transaction costs.

                               See "Investment Objectives and Policies" and "Risk Factors."

                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On              , 1998, AMVESCAP
                               PLC acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which included the Sub-adviser and certain other affiliates.

Alternative Purchase Plan:     Investors may select Class A or Class B shares, each subject to different expenses and a different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to Invest."

  Class A Shares:              Offered at net asset value plus any applicable sales charge
                               (maximum is 5.50% of public offering price) and subject to 12b-1 service and distribution fees at the annualized rate of 0.35% of the average daily net assets of Class A shares.

  Class B Shares:              Offered at net asset value with no initial sales charge (a maximum contingent deferred sales charge of 5% of net asset value at the time of purchase or sale, whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of
                               1.00% of the average daily net assets of Class B shares. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher annual expenses than Class A shares.

Shares Available Through:      Class A and Class B shares are available through broker/dealers, banks and other financial service entities ("Financial
                               Institutions") that have entered into agreements with the Funds'
                               distributor, A I M Distributors, Inc. ("AIM Distributors"). Shares
                               also may be acquired by sending an application directly to GT
                               Global Investor Services, Inc. (the "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and
                               "Shareholder Account Manual."

                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Exchange Privileges:           Shares may be exchanged without a sales charge for shares of the corresponding class of the other GT Global Mutual Funds which are open-end management investment companies sub-advised by the
                               Sub-adviser. In addition, Class A shares may be exchanged for
                               Class A shares of some of the mutual funds that are advised by
                               AIM, distributed by AIM Distributors and are part of The AIM
                               Family of Funds-Registered Trademark- ("The AIM Family of Funds").
                               See "How to Make Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through Financial Institutions that sell shares of the Fund or the Funds' Transfer Agent. See "How to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends are paid annually from net investment income and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other GT Global Mutual Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares:              Systematic Withdrawal Plan        Automatic Investment Plan
                               Portfolio Rebalancing Program     Dollar Cost Averaging Program

THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables (1):

                                                          GT GLOBAL           GT GLOBAL           GT GLOBAL           GT GLOBAL
                                                          WORLDWIDE         INTERNATIONAL        NEW PACIFIC           EUROPE
                                                           GROWTH              GROWTH              GROWTH              GROWTH
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    5.50%      None     5.50%      None     5.50%      None     5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None      None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees.....................................     None      None      None      None      None      None      None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%     0.98%     0.98%     0.97%     0.97%     0.97%     0.97%
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses....................................    0.49%     0.49%     0.49%     0.49%     0.61%     0.61%     0.57%     0.57%
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................    1.82%     2.47%     1.82%     2.47%     1.93%     2.58%     1.89%     2.54%
                                                      -------   -------   -------   -------   -------   -------   -------   -------
                                                      -------   -------   -------   -------   -------   -------   -------   -------

                                                                                              GT GLOBAL AMERICA
                                                          GT GLOBAL           GT GLOBAL                               GT GLOBAL
                                                            JAPAN           AMERICA SMALL          MID CAP             AMERICA
                                                           GROWTH            CAP GROWTH            GROWTH               VALUE
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    5.50%      None     5.50%      None     5.50%      None     5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None      None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees.....................................     None      None      None      None      None      None      None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%     0.73%     0.73%     0.72%     0.72%     0.73%     0.73%
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses (after reimbursement (includes
   interest expense not subject to
   reimbursement))..................................        %         %         %         %     0.41%     0.41%         %         %
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................    2.00%     2.65%     1.75%     2.40%     1.48%     2.13%     1.75%     2.40%
                                                      -------   -------   -------   -------   -------   -------   -------   -------
                                                      -------   -------   -------   -------   -------   -------   -------   -------

                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                                                                                  10
                                                                                  1 YEAR   3 YEARS   5 YEARS    YEARS+
                                                                                  ------   -------   -------   --------
  GT Global Worldwide Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $ 77      $110     $ 156     $
        Assuming no redemption..................................................  $ 25      $ 78     $ 133     $
  GT Global International Growth Fund
      Class A shares (4)........................................................  $         $        $         $  252
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $ 77      $110     $ 156     $
        Assuming no redemption..................................................  $ 25      $ 78     $ 133     $
  GT Global New Pacific Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $ 78      $113     $ 169     $
        Assuming no redemption..................................................  $ 26      $ 81     $ 139     $
  GT Global Europe Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $ 77      $112     $ 159     $
        Assuming no redemption..................................................  $ 26      $ 80     $ 137     $
  GT Global Japan Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $         $        $         $
        Assuming no redemption..................................................  $         $        $         $
  GT Global America Small Cap Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $         $        $         $
        Assuming no redemption..................................................  $         $        $         $
  GT Global America Mid Cap Growth Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $         $        $         $
        Assuming no redemption..................................................  $         $        $         $
  GT Global America Value Fund
      Class A shares (4)........................................................  $         $        $         $
      Class B shares
        Assuming a complete redemption at end of period (5).....................  $         $        $         $
        Assuming no redemption..................................................  $         $        $         $

--------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Funds' fiscal year ended December 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has undertaken to limit each Fund's, other than America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively. Similarly, AIM has undertaken to limit the America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B Shares, respectively. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 2.52%, respectively, for the America Small Cap Fund (including its share of the expenses of its corresponding Portfolio) and 1.92% and 3.00%, respectively, for the America Value Fund (including its share of the expenses of its corresponding Portfolio). With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 3.17%, respectively, for the America Small Cap Fund and its corresponding Portfolio, and 1.92% and 3.65%, respectively, for the America Value Fund and its corresponding Portfolio. The Funds also offer Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest." The Board of Trustees of the Company believes that the aggregate per share expenses of the America Small Cap Fund and the America Value Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.

(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

+ For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.

                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997 have been audited by independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                                                             CLASS A+
                                     ----------------------------------------------------------------------------------------
                                                                       YEAR ENDED DEC. 31,
                                     ----------------------------------------------------------------------------------------
                                       1997     1996*     1995*      1994       1993*        1992        1991         1990
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $  16.71  $  16.82  $  15.53  $  17.47    $  14.47    $  14.07    $  11.83    $    13.63
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Net investment income (loss).......      0.05      0.03        --        --        0.04        0.07        0.10          0.11
Net realized and unrealized gain
 (loss) on investments.............      1.55      1.79      1.74     (1.16)       3.92        0.39        2.29         (1.82)
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............      1.60      1.82      1.74     (1.16)       3.96        0.46        2.39         (1.71)
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Distributions:
  Net investment income............     (0.02)       --        --        --          --          --       (0.15)        (0.09)
  Net realized gain on
   investments.....................     (4.03)    (1.93)    (0.45)    (0.78)      (0.96)      (0.06)         --            --
                                     --------  --------  --------  --------    --------    --------    --------    ----------
    Total distributions............     (4.05)    (1.93)    (0.45)    (0.78)      (0.96)      (0.06)      (0.15)        (0.09)
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Net asset value, end of period.....  $  14.26  $  16.71  $  16.82  $  15.53    $  17.47    $  14.47    $  14.07    $    11.83
                                     --------  --------  --------  --------    --------    --------    --------    ----------
                                     --------  --------  --------  --------    --------    --------    --------    ----------
Total investment return (a)(c).....    10.00%    10.92%    11.23%   (6.65)%       27.6%        3.3%       20.3%       (12.5)%
                                     --------  --------  --------  --------    --------    --------    --------    ----------
                                     --------  --------  --------  --------    --------    --------    --------    ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $103,769  $125,556  $145,982  $182,467    $193,997    $141,310    $126,868    $   85,894
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)......     0.32%     0.14%   (0.06)%   (0.01)%        0.9%        0.5%        0.8%          0.7%
  Without expense reductions (b)...     0.23%     0.06%   (0.12)%   (0.04)%         N/A         N/A         N/A           N/A
Ratio of expenses to average net
 assets:
  With expense reductions (b)......     1.73%     1.72%     1.87%     1.81%        1.9%        2.1%        2.0%          2.1%
  Without expense reductions (b)...     1.82%     1.80%     1.93%     1.84%         --%(d)      --%(d)      --%(d)        --%(d)
Portfolio turnover rate +++........       92%       80%      113%       86%         92%         95%        122%          107%
Average commission rate per share
 paid on portfolio transactions
 +++...............................  $ 0.0288  $ 0.0263       N/A       N/A         N/A         N/A         N/A           N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized for periods less than one year.
(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                                         CLASS A+                         CLASS B++
                                     ----------------  ------------------------------------------------
                                                                                             APRIL 1,
                                        YEAR ENDED                                             1993
                                         DEC. 31,             YEAR ENDED DEC. 31,               TO
                                     ----------------  ----------------------------------    DEC. 31,
                                      1989     1988     1997     1996*    1995*    1994       1993*
                                     -------  -------  -------  -------  -------  -------  ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $ 10.18  $  8.84  $ 16.23  $ 16.50  $ 15.34  $ 17.39    $ 15.67
                                     -------  -------  -------  -------  -------  -------  ------------
Net investment income (loss).......    (0.01)    0.02    (0.05)   (0.09)   (0.12)   (0.11)     (0.04)
Net realized and unrealized gain
 (loss) on investments.............     3.82     1.42     1.49     1.75     1.73    (1.16)      2.72
                                     -------  -------  -------  -------  -------  -------  ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............     3.81     1.44     1.44     1.66     1.61    (1.27)      2.68
                                     -------  -------  -------  -------  -------  -------  ------------
Distributions:
  Net investment income............       --       --       --       --       --       --         --
  Net realized gain on
   investments.....................    (0.36)   (0.10)   (4.03)   (1.93)   (0.45)   (0.78)     (0.96)
                                     -------  -------  -------  -------  -------  -------  ------------
    Total distributions............    (0.36)   (0.10)   (4.03)   (1.93)   (0.45)   (0.78)     (0.96)
                                     -------  -------  -------  -------  -------  -------  ------------
Net asset value, end of period.....  $ 13.63  $ 10.18  $ 13.64  $ 16.23  $ 16.50  $ 15.34    $ 17.39
                                     -------  -------  -------  -------  -------  -------  ------------
                                     -------  -------  -------  -------  -------  -------  ------------
Total investment return (a)(c).....    37.6%    16.3%    9.22%   10.16%   10.52%  (7.32)%      17.3%
                                     -------  -------  -------  -------  -------  -------  ------------
                                     -------  -------  -------  -------  -------  -------  ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $38,263  $11,673  $45,010  $52,089  $56,095  $52,567    $20,592
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)......   (0.1)%     0.2%  (0.33)%  (0.51)%  (0.71)%  (0.66)%        (0.4)%
  Without expense reductions (b)...      N/A      N/A  (0.42)%  (0.59)%  (0.77)%  (0.69)%        N/A
Ratio of expenses to average net
 assets:
  With expense reductions (b)......     2.0%     2.0%    2.38%    2.37%    2.52%    2.46%       2.5%
  Without expense reductions (b)...      --%      --%    2.47%    2.45%    2.58%    2.49%        --%(d)
Portfolio turnover rate +++........      91%     181%      92%      80%     113%      86%        92%
Average commission rate per share
 paid on portfolio transactions
 +++...............................      N/A      N/A  $0.0288  $0.0263      N/A      N/A        N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                               AVERAGE          REGISTRANT'S
                                                      AMOUNT OF DEBT       AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                         YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                         ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------------  -----------------  ------------------  -------------------
GT Global Worldwide Growth Fund.....        1997         $       0            $  21,918           9,622,077           $  0.0023

                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                                                        CLASS A+
                                -----------------------------------------------------------------------------------------
                                                                   YEAR ENDED DEC. 31,
                                -----------------------------------------------------------------------------------------
                                 1997*     1996*      1995      1994       1993*        1992        1991         1990
                                --------  --------  --------  --------    --------    --------    --------    -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   8.92  $   9.08  $   9.17  $  11.02    $   8.21    $   8.74    $   7.82    $      9.25
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net investment income
 (loss).......................      0.03     (0.01)     0.03     (0.04)       0.03        0.11        0.14           0.10
Net realized and unrealized
 gain (loss) on investments...      0.69      0.84      0.32     (0.82)       2.78       (0.62)       0.89          (1.42)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      0.72      0.83      0.35     (0.86)       2.81       (0.51)       1.03          (1.32)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Distributions:
  Net investment income.......     (0.03)       --        --     (0.04)         --       (0.02)      (0.11)         (0.11)
  Net realized gain on
   investments................     (1.94)    (0.99)    (0.24)    (0.95)         --          --          --             --
  In excess of net realized
   gain on investments........        --        --     (0.20)       --          --          --          --             --
                                --------  --------  --------  --------    --------    --------    --------    -----------
    Total distributions.......     (1.97)    (0.99)    (0.44)    (0.99)      (0.00)      (0.02)      (0.11)         (0.11)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net asset value, end of
 period.......................  $   7.67  $   8.92  $   9.08  $   9.17    $  11.02    $   8.21    $   8.74    $      7.82
                                --------  --------  --------  --------    --------    --------    --------    -----------
                                --------  --------  --------  --------    --------    --------    --------    -----------
Total investment return
 (a)(c).......................     8.51%     9.28%     3.88%   (7.78)%      34.23%     (5.83)%       13.2%        (14.3)%
                                --------  --------  --------  --------    --------    --------    --------    -----------
                                --------  --------  --------  --------    --------    --------    --------    -----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $148,143  $196,601  $308,816  $430,701    $523,397    $421,693    $463,851    $   343,949
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................     0.35%   (0.14)%     0.24%   (0.04)%        0.3%        1.2%        1.5%           1.4%
  Without expense reductions
   (b)........................     0.22%   (0.25)%     0.16%   (0.09)%         N/A         N/A         N/A            N/A
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     1.69%     1.80%     1.70%     1.70%        1.8%        1.9%        1.9%           1.9%
  Without expense reductions
   (b)........................     1.82%     1.91%     1.78%     1.75%         --%(d)      --%(d)      --%(d)         --%(d)
Portfolio turnover rate ++....       72%       74%       75%       96%         90%         89%         83%            58%
Average commission rate per
 share paid on portfolio
 transactions ++..............  $ 0.0269  $ 0.0267       N/A       N/A         N/A         N/A         N/A            N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                                          CLASS A+                               CLASS B+
                                     -------------------    --------------------------------------------------
                                                                                                    APRIL 1,
                                     YEAR ENDED DEC. 31,                                              1993
                                                                    YEAR ENDED DEC. 31,                TO
                                     -------------------    ------------------------------------    DEC. 31,
                                      1989**     1988**      1997*      1996*    1995*    1994       1993*
                                     --------    -------    -------    -------  -------  -------  ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $   6.77    $  5.71    $  8.68    $  8.91  $  9.07  $ 10.98    $  8.74
                                     --------    -------    -------    -------  -------  -------  ------------
Net investment income (loss).......      0.01      (0.01)     (0.03)     (0.07)   (0.04)   (0.10)     (0.01)
Net realized and unrealized gain
 (loss) on investments.............      2.60       1.12       0.65       0.83     0.32    (0.82)      2.25
                                     --------    -------    -------    -------  -------  -------  ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............      2.61       1.11       0.62       0.76     0.28    (0.92)      2.24
                                     --------    -------    -------    -------  -------  -------  ------------
Distributions:
  Net investment income............        --         --         --         --       --    (0.04)        --
  Net realized gain on
   investments.....................     (0.13)     (0.05)     (1.94)     (0.99)   (0.24)   (0.95)        --
  In excess of net realized gain on
   investments.....................        --         --         --         --    (0.20)      --         --
                                     --------    -------    -------    -------  -------  -------  ------------
    Total distributions............     (0.13)     (0.05)     (1.94)     (0.99)   (0.44)   (0.99)        --
                                     --------    -------    -------    -------  -------  -------  ------------
Net asset value, end of period.....  $   9.25    $  6.77    $  7.36    $  8.68  $  8.91  $  9.07    $ 10.98
                                     --------    -------    -------    -------  -------  -------  ------------
                                     --------    -------    -------    -------  -------  -------  ------------
Total investment return (a)(c).....     38.6%      19.4%      7.71%      8.67%    3.15%  (8.36)%     25.63%
                                     --------    -------    -------    -------  -------  -------  ------------
                                     --------    -------    -------    -------  -------  -------  ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $136,975    $29,792    $56,023    $64,102  $69,654  $71,794    $30,745
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)......      0.1%     (0.2)%    (0.30)%    (0.79)%  (0.41)%  (0.69)%     (0.4)%
  Without expense reductions (b)...       N/A        N/A    (0.43)%    (0.90)%  (0.49)%  (0.74)%           N/A
Ratio of expenses to average net
 assets:
  With expense reductions (b)......      1.9%       2.1%      2.34%      2.45%    2.35%    2.35%       2.4%
  Without expense reductions (b)...       --%(d)     --%(d)   2.47%      2.56%    2.43%    2.40%        --%(d)
Portfolio turnover rate ++.........       82%       115%        72%        74%      75%      96%        90%
Average commission rate per share
 paid on portfolio transactions
 ++................................       N/A        N/A    $0.0269    $0.0267      N/A      N/A        N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                               AVERAGE          REGISTRANT'S
                                                      AMOUNT OF DEBT       AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                         YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                         ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------------  -----------------  ------------------  -------------------
GT Global International Growth
 Fund...............................        1997         $       0            $ 283,148           26,055,589          $  0.0109

                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                                                        CLASS A+
                                -----------------------------------------------------------------------------------------
                                                                   YEAR ENDED DEC. 31,
                                -----------------------------------------------------------------------------------------
                                 1997*     1996*     1995*      1994        1993        1992        1991         1990
                                --------  --------  --------  --------    --------    --------    --------    -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  13.12  $  12.47  $  12.10  $  15.86    $  10.31    $  11.30    $  10.57    $     12.61
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net investment income
 (loss).......................      0.05      0.02      0.11      0.02       (0.03)       0.07        0.11           0.13
Net realized and unrealized
 gain (loss) on investments...     (5.84)     2.44      0.79     (3.15)       6.23       (0.97)       1.25          (1.51)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     (5.79)     2.46      0.90     (3.13)       6.20       (0.90)       1.36          (1.38)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Distributions:
  Net investment income.......     (0.03)       --     (0.10)    (0.01)         --       (0.06)      (0.08)         (0.12)
  Net realized gain on
   investments................     (0.82)    (1.81)    (0.43)    (0.55)      (0.65)      (0.03)      (0.55)         (0.54)
  In excess of net realized
   gain on investments........        --        --        --     (0.07)         --          --          --             --
                                --------  --------  --------  --------    --------    --------    --------    -----------
    Total distributions.......     (0.85)    (1.81)    (0.53)    (0.63)      (0.65)      (0.09)      (0.63)         (0.66)
                                --------  --------  --------  --------    --------    --------    --------    -----------
Net asset value, end of
 period.......................  $   6.48  $  13.12  $  12.47  $  12.10    $  15.86    $  10.31    $  11.30    $     10.57
                                --------  --------  --------  --------    --------    --------    --------    -----------
                                --------  --------  --------  --------    --------    --------    --------    -----------
Total investment return
 (a)(c).......................  (44.24)%    20.04%     7.45%  (19.73)%      60.61%     (7.96)%       13.1%        (11.0)%
                                --------  --------  --------  --------    --------    --------    --------    -----------
                                --------  --------  --------  --------    --------    --------    --------    -----------

Ratio and supplemental data:
Net assets, end of period (in
 000's).......................  $135,807  $361,244  $383,722  $404,680    $498,898    $281,418    $333,800    $   234,793
Ratio of net investment income
 (loss) to average net
 assets:......................
  With expense reductions
   (b)........................     0.41%     0.17%     0.91%     0.11%      (0.3)%        0.6%        1.0%           1.1%
  Without expense reductions
   (b)........................     0.14%     0.04%     0.86%       N/A         N/A         N/A         N/A            N/A
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     1.66%     1.86%     1.89%     1.81%        1.9%        2.0%        2.0%           2.1%
  Without expense reductions
   (b)........................     1.93%     1.99%     1.94%       --%(d)      --%(d)      --%(d)      --%(d)         --%(d)
Portfolio turnover rate ++....       80%       93%       63%       87%        117%         72%         85%            75%
Average commission rate per
 share paid on portfolio
 transactions ++..............  $ 0.0066  $ 0.0032       N/A       N/A         N/A         N/A         N/A            N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                                CLASS A+                                 CLASS B+
                           -------------------    ------------------------------------------------------
                                                                                              APRIL 1,
                           YEAR ENDED DEC. 31,                                                  1993
                                                           YEAR ENDED DEC. 31,                   TO
                           -------------------    --------------------------------------      DEC. 31,
                            1989**      1988       1997*     1996*     1995*      1994          1993
                           --------    -------    --------  --------  --------  --------    ------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....  $   8.74    $  7.25    $  12.80  $  12.29  $  11.96  $  15.79      $ 11.27
                           --------    -------    --------  --------  --------  --------    ------------
Net investment income
 (loss)..................     (0.01)      0.01       (0.03)    (0.06)     0.03     (0.06)       (0.10)
Net realized and
 unrealized gain (loss)
 on investments..........      4.21       1.66       (5.67)     2.38      0.75     (3.15)        5.27
                           --------    -------    --------  --------  --------  --------    ------------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...      4.20       1.67       (5.70)     2.32      0.78     (3.21)        5.17
                           --------    -------    --------  --------  --------  --------    ------------
Distributions:
  Net investment
   income................        --         --          --        --     (0.02)       --           --
  Net realized gain on
   investments and
   foreign currency......     (0.33)     (0.18)      (0.82)    (1.81)    (0.43)    (0.55)       (0.65)
  In excess of net
   realized gain on
   investments...........        --         --          --        --        --     (0.07)          --
                           --------    -------    --------  --------  --------  --------    ------------
    Total
     distributions.......     (0.33)     (0.18)      (0.82)    (1.81)    (0.45)    (0.62)       (0.65)
                           --------    -------    --------  --------  --------  --------    ------------
Net asset value, end of
 period..................  $  12.61    $  8.74    $   6.28  $  12.80  $  12.29  $  11.96      $ 15.79
                           --------    -------    --------  --------  --------  --------    ------------
                           --------    -------    --------  --------  --------  --------    ------------
Total investment return
 (a)(c)..................     48.1%      23.2%    (44.65)%    19.28%     6.54%  (20.30)%        46.3%
                           --------    -------    --------  --------  --------  --------    ------------
                           --------    -------    --------  --------  --------  --------    ------------

Ratio and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $170,071    $56,342    $ 55,820  $151,805  $130,887  $120,171      $72,122
Ratio of net investment
 income (loss) to average
 net assets:
  With expense reductions
   (b)...................    (0.1)%       0.0%     (0.24)%   (0.48)%     0.26%   (0.54)%       (0.9)%
  Without expense
   reductions (b)........       N/A        N/A     (0.51)%   (0.61)%     0.21%       N/A          N/A
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................      2.0%       2.2%       2.31%     2.51%     2.54%     2.46%         2.5%
  Without expense
   reductions (b)........       --%(d)     --%(d)    2.58%     2.64%     2.59%       --%(d)       --%(d)
Portfolio turnover rate
 ++......................       70%       107%         80%       93%       63%       87%         117%
Average commission rate
 per share paid on
 portfolio transactions
 ++......................       N/A        N/A    $ 0.0066  $ 0.0032       N/A       N/A          N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                               AVERAGE          REGISTRANT'S
                                                      AMOUNT OF DEBT       AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                         YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                         ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------------  -----------------  ------------------  -------------------
GT Global New Pacific Growth Fund...        1997         $       0           $ 3,020,567          33,807,469          $  0.0893

                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                                                          CLASS A+
                                ---------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DEC. 31,
                                ---------------------------------------------------------------------------------------------
                                 1997*     1996*     1995*     1994*       1993*       1992*         1991           1990
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  12.89  $  10.88  $  10.03  $  10.84    $   8.51    $   9.59    $     9.33    $       10.94
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Net investment income.........     (0.04)    (0.03)     0.04      0.06        0.05        0.11***       0.21             0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      1.48      2.16      0.95     (0.69)       2.36       (1.19)         0.19            (1.71)
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      1.44      2.13      0.99     (0.63)       2.41       (1.08)         0.40            (1.61)
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Distributions:
  Net investment income.......        --        --     (0.10)    (0.05)      (0.06)         --         (0.14)              --
  Net realized gain on
   investments................     (0.01)    (0.12)    (0.04)       --          --          --            --               --
  In excess of net investment
   income.....................        --        --        --        --       (0.02)         --            --               --
  In excess of net realized
   gain on investments........        --        --        --     (0.13)         --          --            --               --
                                --------  --------  --------  --------    --------    --------    ----------    -------------
    Total distributions.......     (0.01)    (0.12)    (0.14)    (0.18)      (0.08)         --         (0.14)              --
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Net asset value, end of
 year.........................  $  14.32  $  12.89  $  10.88  $  10.03    $  10.84    $   8.51    $     9.59    $        9.33
                                --------  --------  --------  --------    --------    --------    ----------    -------------
                                --------  --------  --------  --------    --------    --------    ----------    -------------
Total investment return
 (a)(c).......................    11.20%    19.61%     9.86%   (5.80)%       28.3%     (11.3)%          4.3%          (14.7)%
                                --------  --------  --------  --------    --------    --------    ----------    -------------
                                --------  --------  --------  --------    --------    --------    ----------    -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $407,004  $453,792  $483,375  $646,313    $854,701    $781,607    $1,211,709    $   1,428,677
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.29)%   (0.26)%     0.38%     0.61%        0.6%        1.2%***       1.7%             1.1%
  Without expense reductions
   (b)........................   (0.43)%   (0.32)%     0.32%     0.53%         N/A         N/A           N/A              N/A
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     1.75%     1.82%     1.83%     1.73%        1.9%        2.0%***       1.8%             1.9%
  Without expense reductions
   (b)........................     1.89%     1.88%     1.89%     1.81%         --%(d)      --%(d)        --%(d)           --%(d)
Portfolio turnover rate ++....      107%      123%      108%       91%         67%         65%           55%              34%
Average commission rate per
 share paid on portfolio
 transactions ++..............  $ 0.0533  $ 0.0277       N/A       N/A         N/A         N/A           N/A              N/A

--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                             CLASS B+
                                ----------------    --------------------------------------------------
                                                                                            APRIL 1,
                                YEAR ENDED DEC.                                               1993
                                      31,                   YEAR ENDED DEC. 31,                TO
                                ----------------    ------------------------------------    DEC. 31,
                                 1989**   1988**     1997*      1996*    1995*    1994*      1993*
                                --------  ------    -------    -------  -------  -------  ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   7.77  $7.76     $ 12.73    $ 10.81  $  9.97  $ 10.79    $  9.02
                                --------  ------    -------    -------  -------  -------  ------------
Net investment income
 (loss).......................     (0.02) (0.07 )     (0.13)     (0.11)   (0.03)      --         --
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      3.19   0.87        1.47       2.15     0.94    (0.69)      1.85
                                --------  ------    -------    -------  -------  -------  ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      3.17   0.80        1.34       2.04     0.91    (0.69)      1.85
                                --------  ------    -------    -------  -------  -------  ------------
Distributions:
  Net investment income.......        --     --          --         --    (0.03)      --      (0.06)
  Net realized gain on
   investments................        --  (0.79 )     (0.01)     (0.12)   (0.04)      --         --
  In excess of net investment
   income.....................        --     --          --         --       --       --      (0.02)
  In excess of net realized
   gain on investments........        --     --          --         --       --    (0.13)        --
                                --------  ------    -------    -------  -------  -------  ------------
    Total distributions.......        --  (0.79 )     (0.01)     (0.12)   (0.07)   (0.13)     (0.08)
                                --------  ------    -------    -------  -------  -------  ------------
Net asset value, end of
 period.......................  $  10.94  $7.77     $ 14.06    $ 12.73  $ 10.81  $  9.97    $ 10.79
                                --------  ------    -------    -------  -------  -------  ------------
                                --------  ------    -------    -------  -------  -------  ------------
Total investment return
 (a)(c).......................     40.7%  11.1%      10.55%     18.79%    9.20%  (6.38)%      20.5%
                                --------  ------    -------    -------  -------  -------  ------------
                                --------  ------    -------    -------  -------  -------  ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $382,428  $8,376    $81,011    $87,092  $73,025  $81,602    $34,048
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................    (0.6)%  (1.0)%    (0.94)%    (0.91)%  (0.27)%  (0.04)%     (0.1)%
  Without expense reductions
   (b)........................       N/A     N/A    (1.08)%    (0.97)%  (0.33)%  (0.12)%           N/A
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................      1.9%   3.6%       2.40%      2.47%    2.48%    2.38%       2.6%
  Without expense reductions
   (b)........................       --%    --% (d)   2.54%      2.53%    2.54%    2.46%        --%(d)
Portfolio turnover rate ++....       43%   153%        107%       123%     108%      91%        67%
Average commission rate per
 share paid on portfolio
 transactions ++..............       N/A    N/A     $0.0533    $0.0277      N/A      N/A        N/A

--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+++   Includes waivers of investment management and administration fees and partial reimbursement of operating expenses by the Sub-adviser.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                               AVERAGE          REGISTRANT'S
                                                      AMOUNT OF DEBT       AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                         YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                         ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------------  -----------------  ------------------  -------------------
GT Global Europe Growth Fund........        1997         $       0           $ 7,281,203          38,714,809          $  0.1881

                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                            CLASS A(D)                            CLASS B(D)
                                -----------------------------------   -----------------------------------
                                                    OCT. 18, 1995                         OCT. 18, 1995
                                   YEAR ENDED       (COMMENCEMENT        YEAR ENDED       (COMMENCEMENT
                                    DEC. 31,       OF OPERATIONS)         DEC. 31,       OF OPERATIONS)
                                ----------------  THROUGH DEC. 31,    ----------------  THROUGH DEC. 31,
                                 1997     1996          1995           1997     1996          1995
                                -------  -------  -----------------   -------  -------  -----------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $ 12.52  $ 11.80       $11.43         $ 12.42  $ 11.78       $11.43
                                -------  -------     --------         -------  -------  -----------------
Net investment income
 (loss).......................    (0.18 ***   (0.05)**        0.04*     (0.26 ***   (0.14)**        0.02*
Net realized and unrealized
 gain (loss) on investments...     2.20     1.69         0.33            2.17     1.70         0.33
                                -------  -------     --------         -------  -------  -----------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     2.02     1.64         0.37            1.91     1.56         0.35
                                -------  -------     --------         -------  -------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments................    (0.27)   (0.92)          --           (0.27)   (0.92)          --
                                -------  -------     --------         -------  -------  -----------------
    Total distributions.......    (0.27)   (0.92)          --           (0.27)   (0.92)          --
                                -------  -------     --------         -------  -------  -----------------
Net asset value, end of
 year.........................  $ 14.27  $ 12.52       $11.80         $ 14.06  $ 12.42       $11.78
                                -------  -------     --------         -------  -------  -----------------
                                -------  -------     --------         -------  -------  -----------------
Total investment return
 (a)(c).......................   16.23%   13.81%        3.24%          15.47%   13.14%        3.06%
                                -------  -------     --------         -------  -------  -----------------
                                -------  -------     --------         -------  -------  -----------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $10,896  $ 8,448       $1,931         $21,222  $10,694       $2,024
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by the
   Sub-adviser (b)............  (1.40)%  (0.38)%        1.68%         (2.05)%  (1.03)%        1.03%
  Without reimbursement by the
   Sub-adviser (b)............  (2.00)%  (1.47)%     (20.52)%         (2.65)%  (2.12)%     (21.17)%
Ratio of expenses to average
 net assets:
  With reimbursement by the
   Sub-adviser (b)............    1.92%    2.00%        2.00%           2.57%    2.65%        2.65%
  Without reimbursement by the
   Sub-adviser (b)............    2.52%    3.09%       24.20%           3.17%    3.74%       24.85%
Portfolio turnover rate +.....     233%     150%          N/A            233%     150%          N/A
Average commission rate per
 share paid on portfolio
 transactions +...............  $0.0517  $0.0489          N/A         $0.0517  $0.0489          N/A

--------------
* Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.47) and $(0.49) for Class A and Class B shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.19) and $(0.28) for Class A and Class B shares, respectively, for the year ended December 31, 1996.

*** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.25) and $(0.33) for Class A and Class B shares, respectively, for the year ended December 31, 1997.

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.
                         ------------------------------

                                                                                                AVERAGE MONTHLY
                                                                                                   NUMBER OF
                                                                                AVERAGE           REGISTRANT'S
                                                      AMOUNT OF DEBT        AMOUNT OF DEBT           SHARES
                                         YEAR         OUTSTANDING AT          OUTSTANDING         OUTSTANDING
                                         ENDED         END OF PERIOD       DURING THE PERIOD   DURING THE PERIOD
                                      -----------  ---------------------  -------------------  ------------------
GT Global America Small Cap Growth
 Fund...............................        1997         $       0             $   1,945            1,911,865


                                       AVERAGE AMOUNT OF
                                        DEBT PER SHARE
                                       DURING THE PERIOD
                                      -------------------
GT Global America Small Cap Growth
 Fund...............................       $  0.0010

                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                                         CLASS A+
                                -------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DEC. 31,
                                -------------------------------------------------------------------------------------------
                                  1997      1996        1995       1994*        1993        1992       1991         1990
                                --------  --------    --------    --------    --------    --------    -------    ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  20.77  $  19.07    $  17.69    $  17.17    $  17.12    $  14.13    $ 11.89    $    12.84
                                --------  --------    --------    --------    --------    --------    -------    ----------
Net investment income
 (loss).......................    (0.20)      0.03        0.24        0.04       (0.21)      (0.11)      0.01         (0.01)
Net realized and unrealized
 gain (loss) on investments...      3.00      2.96        3.93        2.55        1.56        4.54       2.28         (0.94)
                                --------  --------    --------    --------    --------    --------    -------    ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      2.80      2.99        4.17        2.59        1.35        4.43       2.29         (0.95)
                                --------  --------    --------    --------    --------    --------    -------    ----------
Distributions:
  Net investment income.......        --        --       (0.21)      (0.02)         --          --      (0.01)           --
  Net realized gain on
   investments................    (2.56)     (1.29)      (2.58)      (2.05)      (1.30)      (1.44)     (0.04)           --
                                --------  --------    --------    --------    --------    --------    -------    ----------
    Total distributions.......    (2.56)     (1.29)      (2.79)      (2.07)      (1.30)      (1.44)     (0.05)           --
                                --------  --------    --------    --------    --------    --------    -------    ----------
Net asset value, end of
 year.........................  $  21.01  $  20.77    $  19.07    $  17.69    $  17.17    $  17.12    $ 14.13    $    11.89
                                --------  --------    --------    --------    --------    --------    -------    ----------
                                --------  --------    --------    --------    --------    --------    -------    ----------
Total investment return
 (a)(c).......................    14.05%    15.65%      23.23%      15.69%        8.3%       31.7%      19.3%        (7.4)%
                                --------  --------    --------    --------    --------    --------    -------    ----------
                                --------  --------    --------    --------    --------    --------    -------    ----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $255,674  $343,427    $396,291    $196,937    $116,468    $166,712    $88,041    $   65,413
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.90)%     0.12%       1.24%       0.17%      (0.7)%      (1.1)%       0.0%        (0.1)%
  Without expense reductions
   (b)........................   (1.01)%     0.07%         N/A         N/A         N/A         N/A        N/A           N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.37%     1.36%       1.46%       1.58%        1.6%        1.8%       1.7%          2.0%
  Without expense
   reductions.................     1.48%     1.41%         --%(d)      --%(d)      --%(d)      --%(d)     --%(d)        --%(d)
Portfolio turnover rate ++....      190%      253%         71%        102%         92%        114%       156%          145%
Average commission rate per
 share paid on portfolio
 transactions ++..............  $ 0.0574  $ 0.0536         N/A         N/A         N/A         N/A        N/A           N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS

                                      CLASS A+                                CLASS B+
                                  ----------------    ---------------------------------------------------------
                                                                                                     APRIL 1,
                                     YEAR ENDED                                                        1993
                                      DEC. 31,                   YEAR ENDED DEC. 31,                    TO
                                  ----------------    -----------------------------------------      DEC. 31,
                                   1989      1988       1997        1996      1995       1994*         1993
                                  ------    ------    --------    --------  --------    -------    ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................    $ 8.76    $ 8.56    $  20.28    $  18.77  $  17.50    $ 17.09       $15.90
                                  ------    ------    --------    --------  --------    -------    ------------
Net investment income
 (loss).......................      0.10**   (0.40)      (0.34)      (0.11)     0.10      (0.09)       (0.29)
Net realized and unrealized
 gain (loss) on investments...      4.65      1.35        2.93        2.91      3.87       2.55         2.78
                                  ------    ------    --------    --------  --------    -------    ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      4.75      0.95        2.59        2.80      3.97       2.46         2.49
                                  ------    ------    --------    --------  --------    -------    ------------
Distributions:
  Net investment income.......     (0.10)       --          --          --     (0.12)        --           --
  Net realized gain on
   investments................     (0.57)    (0.75)      (2.56)      (1.29)    (2.58)     (2.05)       (1.30)
                                  ------    ------    --------    --------  --------    -------    ------------
    Total distributions.......     (0.67)    (0.75)      (2.56)      (1.29)    (2.70)     (2.05)       (1.30)
                                  ------    ------    --------    --------  --------    -------    ------------
Net asset value, end of
 year.........................    $12.84    $ 8.76    $  20.31    $  20.28  $  18.77    $ 17.50       $17.09
                                  ------    ------    --------    --------  --------    -------    ------------
                                  ------    ------    --------    --------  --------    -------    ------------
Total investment return
 (a)(c).......................     54.8%     11.1%      13.35%      14.82%    22.42%     15.06%        16.1%
                                  ------    ------    --------    --------  --------    -------    ------------
                                  ------    ------    --------    --------  --------    -------    ------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................    $9,930    $1,548    $255,468    $334,590  $348,435    $80,060       $1,982
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................      1.2%**    (4.7)%   (1.55)%     (0.53)%     0.59%    (0.48)%       (1.3)%
  Without expense reductions
   (b)........................       N/A       N/A     (1.66)%     (0.58)%       N/A        N/A          N/A
Ratio of expenses to average
 net assets (b):
  With expense reductions.....      1.9%**    5.1%       2.02%       2.01%     2.11%      2.23%         2.2%
  Without expense
   reductions.................       --%(d)    --%(d)    2.13%       2.06%       --%(d)     --%(d)       --%(d)
Portfolio turnover rate ++....      133%      184%        190%        253%       71%       102%          92%
Average commission rate per
 share on portfolio
 transactions ++..............       N/A       N/A    $ 0.0574    $ 0.0536       N/A        N/A          N/A

--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                               AVERAGE          REGISTRANT'S
                                                      AMOUNT OF DEBT       AMOUNT OF DEBT          SHARES         AVERAGE AMOUNT OF
                                         YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                         ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------------  -----------------  ------------------  -------------------
GT Global America Mid Cap Growth
 Fund...............................        1997         $       0           $ 1,961,956          27,020,126          $  0.0726

                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL AMERICA VALUE FUND

                                                               CLASS A(D)                            CLASS B(D)
                                                    ---------------------------------   -------------------------------------
                                                                      OCT. 18, 1995                           OCT. 18, 1995
                                                      YEAR ENDED      (COMMENCEMENT         YEAR ENDED        (COMMENCEMENT
                                                       DEC. 31,      OF OPERATIONS)          DEC. 31,        OF OPERATIONS)
                                                    --------------  THROUGH DEC. 31,    ------------------  THROUGH DEC. 31,
                                                     1997    1996         1995            1997      1996          1995
                                                    ------  ------  -----------------   --------  --------  -----------------
Per Share Operating Performance:
Net asset value, beginning of year................  $14.65  $12.76      $   11.43       $  14.54  $  12.75      $   11.43
                                                    ------  ------       --------       --------  --------       --------
Net investment income (loss)......................    0.09***  (0.01)**          0.03*     (0.01 ***    (0.10)**          0.01*
Net realized and unrealized gain (loss) on
 investments......................................    3.87    1.94           1.30           3.83      1.93           1.31
                                                    ------  ------       --------       --------  --------       --------
Net increase (decrease) in net asset value
 resulting from investment operations.............    3.96    1.93           1.33           3.82      1.83           1.32
                                                    ------  ------       --------       --------  --------       --------
Distributions to shareholders:
  From net investment income......................   (0.03)     --             --             --        --             --
  From net realized gain on investments...........   (1.33)  (0.04)            --          (1.32)    (0.04)            --
                                                    ------  ------       --------       --------  --------       --------
    Total distributions...........................   (1.36)  (0.04)            --          (1.32)    (0.04)            --
                                                    ------  ------       --------       --------  --------       --------
Net asset value, end of year......................  $17.25  $14.65      $   12.76       $  17.04  $  14.54      $   12.75
                                                    ------  ------       --------       --------  --------       --------
                                                    ------  ------       --------       --------  --------       --------
Total investment return (a)(c)....................  27.23%  15.12%         11.64%         26.44%    14.35%         11.55%
                                                    ------  ------       --------       --------  --------       --------
                                                    ------  ------       --------       --------  --------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $7,668  $2,529      $     870       $ 16,717  $  5,503      $   1,254
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement by the Sub-adviser (b).......   0.56%  (0.10)%         1.10%        (0.09)%   (0.75)%          0.45%
  Without reimbursement by the Sub-adviser (b)....  (0.42)% (3.61)%      (47.44)%        (1.07)%   (4.26)%       (48.09)%
Ratio of expenses to average net assets:
  With reimbursement by the Sub-adviser (b).......   1.99%   2.00%          2.00%          2.64%     2.65%          2.65%
  Without reimbursement by the Sub-adviser (b)....   2.97%   5.51%         50.54%          3.62%     6.16%         51.19%
Ratio of interest expense to average net assets...   0.03%     N/A            N/A           0.03       N/A            N/A
Portfolio turnover rate +.........................     93%    256%            N/A            93%      256%            N/A
Average turnover rate per share paid on portfolio
 transactions +...................................  $0.0278 $0.0551           N/A       $ 0.0278  $ 0.0551            N/A

--------------
* Before reimbursement by the Sub-adviser the net investment loss per share would have been $(1.11) and $(1.13) for Class A and Class B shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.50) and $(0.59) for Class A and Class B shares, respectively, for the year ended December 31, 1996.

*** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.07) and $(0.17) for Class A and Class B shares, respectively, for the year ended December 31, 1997.

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

N/A Not Applicable.
                         ------------------------------

                                                                                                   AVERAGE MONTHLY
                                                                                 AVERAGE              NUMBER OF
                                                      AMOUNT OF DEBT         AMOUNT OF DEBT      REGISTRANT'S SHARES
                                         YEAR         OUTSTANDING AT           OUTSTANDING           OUTSTANDING
                                         ENDED         END OF PERIOD        DURING THE PERIOD     DURING THE PERIOD
                                      -----------  ---------------------  ---------------------  -------------------
GT Global America Value Fund........        1997         $       0              $     778               930,597


                                       AVERAGE AMOUNT OF
                                        DEBT PER SHARE
                                       DURING THE PERIOD
                                      -------------------
GT Global America Value Fund........       $  0.0008

                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND

                                                                    CLASS A+
                                ---------------------------------------------------------------------------------
                                                               YEAR ENDED DEC. 31,
                                ---------------------------------------------------------------------------------
                                 1997*    1996*    1995*     1994     1993       1992*      1991         1990
                                -------  -------  --------  -------  -------    -------    -------    -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  9.76  $ 11.00  $  12.15  $ 11.61  $  8.70    $ 11.16    $ 11.48    $     16.39
                                -------  -------  --------  -------  -------    -------    -------    -----------
Net investment income
 (loss).......................    (0.08)   (0.04)    (0.04)   (0.04)   (0.14)        --***   (0.09)         (0.05)****
Net realized and unrealized
 gain (loss) on investments...    (0.70)   (0.77)     0.26     0.79     3.05      (2.40)     (0.23)         (4.60)
                                -------  -------  --------  -------  -------    -------    -------    -----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........    (0.78)   (0.81)     0.22     0.75     2.91      (2.40)     (0.32)         (4.65)
                                -------  -------  --------  -------  -------    -------    -------    -----------
Distributions:
  Net realized gain on
   investments and foreign
   currency...................    (0.02)   (0.43)    (1.37)   (0.21)      --      (0.06)        --          (0.26)
                                -------  -------  --------  -------  -------    -------    -------    -----------
    Total distributions.......    (0.02)   (0.43)    (1.37)   (0.21)      --      (0.06)        --          (0.26)
                                -------  -------  --------  -------  -------    -------    -------    -----------
Net asset value, end of
 period.......................  $  8.96  $  9.76  $  11.00  $ 12.15  $ 11.61    $  8.70    $ 11.16    $     11.48
                                -------  -------  --------  -------  -------    -------    -------    -----------
                                -------  -------  --------  -------  -------    -------    -------    -----------
Total investment return
 (a)(c).......................  (7.99)%  (7.43)%     1.94%    6.56%   33.45%    (21.5)%     (2.8)%        (28.7)%
                                -------  -------  --------  -------  -------    -------    -------    -----------
                                -------  -------  --------  -------  -------    -------    -------    -----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $44,583  $63,585  $111,105  $98,066  $88,487    $93,865    $61,519    $    51,693
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....  (0.61)%  (0.40)%   (0.40)%  (0.32)%   (0.3)%        --%***  (1.5)%         (1.2)%****
  Without expense
   reductions.................  (0.68)%  (0.50)%   (0.55)%  (0.44)%      N/A        N/A        N/A            N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....    1.99%    1.84%     1.99%    1.91%     2.1%       2.2%***    2.2%           2.2%****
  Without expense
   reductions.................    2.06%    1.94%     2.14%    2.03%      --%(d)     --%(d)     --%(d)        (--%d)
Portfolio turnover rate ++....      58%      31%       67%      49%     104%       115%       251%           138%
Average commission rate per
 share paid on portfolio
 transactions ++..............  $0.0416  $0.0971       N/A      N/A      N/A        N/A        N/A            N/A

--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of
     $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS

                                     CLASS A+                              CLASS B+
                                ------------------    ---------------------------------------------------
                                                                                               APRIL 1,
                                 YEAR ENDED DEC.                                                 1993
                                       31,                     YEAR ENDED DEC. 31,                TO
                                ------------------    -------------------------------------    DEC. 31,
                                 1989      1988**     1997*      1996*     1995*     1994        1993
                                -------    -------    ------    --------  --------  -------  ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $ 10.57    $ 10.36    $ 9.49    $  10.78  $  12.02  $ 11.57     $ 9.85
                                -------    -------    ------    --------  --------  -------  ------------
Net investment income
 (loss).......................    (0.19)     (0.20)    (0.14)      (0.11)    (0.12)   (0.13)     (0.18)
Net realized and unrealized
 gain (loss) on investments...     6.57       2.44     (0.66)      (0.75)     0.25     0.79       1.90
                                -------    -------    ------    --------  --------  -------  ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     6.38       2.24     (0.80)      (0.86)     0.13     0.66       1.72
                                -------    -------    ------    --------  --------  -------  ------------
Distributions:
  Net realized gain on
   investments and foreign
   currency...................    (0.56)     (2.03)    (0.02)      (0.43)    (1.37)   (0.21)        --
                                -------    -------    ------    --------  --------  -------  ------------
    Total distributions.......    (0.56)     (2.03)    (0.02)      (0.43)    (1.37)   (0.21)        --
                                -------    -------    ------    --------  --------  -------  ------------
Net asset value, end of
 period.......................  $ 16.39    $ 10.57    $ 8.67    $   9.49  $  10.78  $ 12.02     $11.57
                                -------    -------    ------    --------  --------  -------  ------------
                                -------    -------    ------    --------  --------  -------  ------------
Total investment return
 (a)(c).......................    60.7%      21.9%    (8.42)%    (8.05)%     1.20%    5.81%     17.46%
                                -------    -------    ------    --------  --------  -------  ------------
                                -------    -------    ------    --------  --------  -------  ------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $48,405    $18,591    $24,250   $ 32,116  $ 41,274  $27,355     $3,699
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (1.6)%     (1.5)%    (1.26)%    (1.05)%   (1.05)%  (0.97)%     (0.9)%
  Without expense reductions
   (b)........................      N/A        N/A    (1.33)%    (1.15)%   (1.20)%  (1.09)%        N/A
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     2.1%       2.2%     2.64%       2.49%     2.64%    2.56%       2.7%
  Without expense reductions
   (b)........................      --%(d)     --%(d)  2.71%       2.59%     2.79%    2.68%        --%(d)
Portfolio turnover rate ++....     108%       150%       58%         31%       67%      49%       104%
Average commission rate per
 share paid on portfolio
 transactions ++..............      N/A        N/A    $0.0416   $ 0.0971       N/A      N/A        N/A

--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                          AVERAGE MONTHLY
                                                                                             NUMBER OF
                                                                          AVERAGE           REGISTRANT'S
                                                   AMOUNT OF DEBT     AMOUNT OF DEBT           SHARES         AVERAGE AMOUNT OF
                                         YEAR      OUTSTANDING AT       OUTSTANDING         OUTSTANDING        DEBT PER SHARE
                                         ENDED      END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD    DURING THE PERIOD
                                      -----------  ---------------  -------------------  ------------------  -------------------
GT Global Japan Growth Fund.........        1997     $         0         $       0            10,542,000          $  0.0000
                                            1996       2,000,000             5,479            13,009,004             0.0004

                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND

The Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund each seeks long-term growth of capital. Each of these Funds seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. These Funds' Primary Investment Areas include the following countries:

PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

JAPAN FUND -- Japan

INTERNATIONAL FUND -- all countries listed for Pacific Fund, Europe Fund and Japan Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States

WORLDWIDE FUND -- same as International Fund, but including the United States

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area.

(1) The Worldwide Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-adviser's professional team of investment specialists; (2) the International Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio; (3) the Pacific Fund and Europe Fund are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets; and (4) the Japan Fund is designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.

Under normal circumstances, the assets of the Worldwide Fund and International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. These Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if

                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS
not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.

THE AMERICA MID CAP FUND, AMERICA SMALL CAP FUND AND AMERICA VALUE FUND

The investment objective of the America Mid Cap Fund is long term growth of capital. The investment objective of the America Small Cap Fund and America Value Fund is long term capital appreciation.

The America Mid Cap Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.

The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $1 billion and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Small Cap Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers.

The America Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Value Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Value Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.

The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.

For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund, the Sub-adviser seeks to identify those countries

                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS
and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, Europe Fund, International Fund and Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.

In selecting equity securities for the America Mid Cap Fund and the Small Cap Portfolio, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small and mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.

In selecting issuers for the Value Portfolio, the Sub-adviser attempts to identify securities of issuers whose prospects and growth potential, in the Sub-adviser's opinion, are currently undervalued by investors. In the Sub-adviser's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Sub-adviser will attempt to identify those undervalued issuers with the potential for attractive returns.

For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap

                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS
Portfolio and Value Portfolio may each invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may be made in the United States and denominated in U.S. dollars. Under a defensive strategy, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent a Fund or a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of America Small Cap Fund or America Value Fund shares, or to meet its ordinary daily cash needs. For a full description of money market instruments in which
the Funds or the Portfolios may invest, see                         in the
Statement of Additional Information.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, a Fund or a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses. The Sub-adviser waives its advisory fee to the extent that such a Fund or a Portfolio invests in an Affiliated Fund.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Each Fund and Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's (or, in the case of a Portfolio, its corresponding Fund's) shares. Each Fund and Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund and Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Fund's or Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Fund or Portfolio may cause greater fluctuation in the value of its (or, in the case of a Portfolio its corresponding Fund's) shares than would be the case if the Fund or Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Fund or a Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Fund's or Portfolio's sale of securities together with its commitment (for which that Fund or Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Funds and Portfolios may lend their portfolio securities to broker/dealers or

                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS
to other institutional investors. Securities lending allows a Fund or a Portfolio to retain ownership of the securities loaned and, at the same time, enhance a Fund's total return. Each Fund and Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's or Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, and America Mid Cap Fund and the Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or a Portfolio enters into a transaction on a when-issued or forward commitment basis, that Fund or Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund or a Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each such Fund's portfolio. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund and Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Funds also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, each Fund and Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that the Sub-adviser intends to include in the Fund's or Portfolio's portfolio. The Funds and Portfolios also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.

Further, the Funds and Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds and

                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS
Portfolios also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

AMERICAN DEPOSITORY RECEIPTS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.

OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions.

The Funds and Portfolios may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Depository Receipts" in the Investment Objectives and Policies section of the Statement of Additional Information.

OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the America Small Cap Fund and America Value Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

The America Small Cap Fund and America Value Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

In addition to selling an interest therein to its corresponding Fund, each Portfolio may sell interests

                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS
therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios.

The America Small Cap Fund and America Value Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than its corresponding Fund could have effective voting control over the operation of the Portfolio.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Fund or a Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FOREIGN INVESTING. The Pacific Fund, Europe Fund, Japan Fund and International Fund each invests primarily in foreign securities, and the Worldwide Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Because the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange

                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS
control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of those Funds' shares, and also may affect the value of dividends and interest earned by those Funds and gains and losses realized by those Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Pacific Fund, International Fund and Worldwide Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, a Fund could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Pacific Fund, International Fund and/or Worldwide Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Pacific Fund, International Fund or Worldwide Fund believes that appropriate circumstances warrant, it will promptly

                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS
apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from the Pacific Fund, International Fund or Worldwide Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Pacific Fund, International Fund or Worldwide Value Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

CONCENTRATION. The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund and the Portfolios each invests a significant portion of its assets in a particular country or region of the world. As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

JAPAN. The Japan Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Japan Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Japan Fund's performance.

Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

PACIFIC REGION COUNTRIES. The Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, a Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.

SMALL CAP COMPANIES. The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group.

                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS
In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Pacific Fund, Europe Fund, Japan Fund, Worldwide Fund, International Fund and America Mid Cap Fund is each authorized to enter into options, futures and forward currency transactions and the Portfolios are authorized to enter into options and futures transactions, such a Fund or a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund or a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or a Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES. Each Fund and Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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                                 HOW TO INVEST

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GENERAL. Shares of a Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of a Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS

The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OR MORE THAN $250,000 FOR CLASS B SHARES.

PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.

The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.

ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to [(a) trustees

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                             GT GLOBAL EQUITY FUNDS
or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least .50% of the assets in the account; (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e) any of those companies.]

                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $25,000.........           5.50%            5.82%           4.75%
$25,000 but less
  than $50,000....           5.25             5.45            4.50
$50,000 but less
  than $100,000...           4.75             4.99            4.00
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           3.00             3.09            2.50
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60

PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.

Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the GT Global Mutual Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class B shares of the GT Global Mutual Funds and The AIM Family of Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

The term "purchaser" means:

/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money- purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:

  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

  b. each transmittal must be accompanied by a single check or wire transfer;
     and

  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension account ("SARSEP"), a Savings

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                             GT GLOBAL EQUITY FUNDS
    Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").

SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the GT Global Mutual Funds or funds of The AIM Family of Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the GT Global Mutual Funds or funds of The AIM Family of Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.

In addition, shares of any GT Global Mutual Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the GT Global Mutual Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable GT Global Mutual Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the GT Global Mutual Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.

FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS

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                             GT GLOBAL EQUITY FUNDS
AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any Fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the GT Global Mutual Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."

REDUCED SALES CHARGE PLANS. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) and funds of The AIM Family of Funds plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) and funds of The AIM Family of Funds already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than shares of GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES

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                             GT GLOBAL EQUITY FUNDS
ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any GT Global Mutual Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000,
(b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the GT Global Mutual Funds and AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the GT Global Mutual Funds and AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions--Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".

                           PURCHASING CLASS B SHARES

Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment. Class B Shares may not be purchased for a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. However, Class B Shares may be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares may be purchased for all SIMPLE IRAs.

Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the

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                             GT GLOBAL EQUITY FUNDS
shareholder's account above the purchase price of the Class B shares.

                              CONTINGENT DEFERRED SALES
                                CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE     AMOUNT SUBJECT TO CHARGE
---------------------------  ---------------------------
First......................              5%
Second.....................              4%
Third......................              3%
Fourth.....................              3%
Fifth......................              2%
Sixth......................              1%
Seventh and Following......             None

In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

Class B shares that are acquired pursuant to the exchange privilege during a tender offer by GT Global Floating Rate Fund, Inc. ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.

CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans'), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a GT Global Mutual Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus of such GT Global Mutual Fund, and (5) effected by AIM of its investment in Class B shares.

Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular GT Global Mutual Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of

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                             GT GLOBAL EQUITY FUNDS
    such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more GT Global Mutual Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions--Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."

CONVERSION OF CLASS B SHARES. Class B shares automatically will convert into Class A shares of the same Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares.

            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.

[DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.

A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their Financial Institution or AIM Distributors for more information.]

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual

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                             GT GLOBAL EQUITY FUNDS
Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent and Dollar Cost Averaging Programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

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                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

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Shares of a Fund may be exchanged for shares of the same class of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Class A shares of the Funds also may be exchanged for Class A shares of funds of The AIM Family of Funds and for AIM Cash Reserve Shares of the AIM Money Market Fund. However, purchases of Class A shares of GT Global Mutual Funds of $1,000,000 or more that are subject to a contingent deferred sales charge may not be exchanged for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund, or AIM Tax-Exempt Cash Fund. Exchanges into The AIM Family of Funds will be based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical.

EXCHANGES OF CLASS B SHARES. Although currently no exchanges are permitted between the Fund and funds of The AIM Family of Funds with respect to Class B shares, the Board of Trustees anticipates that such exchanges will be offered on or about October 1, 1998.

EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." The GT Global Mutual Funds and The AIM Family of Funds include the following:

  - AIM ADVISOR FLEX FUND
  - AIM ADVISOR INTERNATIONAL VALUE FUND
  - AIM ADVISOR LARGE CAP VALUE FUND
  - AIM ADVISOR MULTIFLEX FUND
  - AIM ADVISOR REAL ESTATE FUND
  - AIM AGGRESSIVE GROWTH FUND
  - AIM ASIAN GROWTH FUND
  - AIM BALANCED FUND
  - AIM BLUE CHIP FUND
  - AIM CAPITAL DEVELOPMENT FUND
  - AIM CHARTER FUND
  - AIM CONSTELLATION FUND
  - AIM EUROPEAN DEVELOPMENT FUND
  - AIM GLOBAL AGGRESSIVE GROWTH FUND
  - AIM GLOBAL GROWTH FUND
  - AIM GLOBAL INCOME FUND
  - AIM GLOBAL UTILITIES FUND
  - AIM HIGH INCOME MUNICIPAL FUND
  - AIM HIGH YIELD FUND
  - AIM INCOME FUND
  - AIM INTERMEDIATE GOVERNMENT FUND
  - AIM INTERNATIONAL EQUITY FUND
  - AIM LIMITED MATURITY TREASURY FUND
  - AIM MONEY MARKET FUND
  - AIM MUNICIPAL BOND FUND
  - AIM SELECT GROWTH FUND
  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
  - AIM TAX-EXEMPT CASH FUND
  - AIM TAX-FREE INTERMEDIATE FUND
  - AIM VALUE FUND
  - AIM WEINGARTEN FUND
  - GT GLOBAL AMERICA SMALL CAP GROWTH FUND
  - GT GLOBAL AMERICA MID CAP GROWTH FUND
  - GT GLOBAL AMERICA VALUE FUND
  - GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
  - GT GLOBAL DEVELOPING MARKETS FUND
  - GT GLOBAL DOLLAR FUND
  - GT GLOBAL EMERGING MARKETS FUND
  - GT GLOBAL EUROPE GROWTH FUND
  - GT GLOBAL FINANCIAL SERVICES FUND
  - GT GLOBAL GOVERNMENT INCOME FUND
  - GT GLOBAL GROWTH & INCOME FUND
  - GT GLOBAL HEALTH CARE FUND
  - GT GLOBAL HIGH INCOME FUND
  - GT GLOBAL INFRASTRUCTURE FUND
  - GT GLOBAL INTERNATIONAL GROWTH FUND
  - GT GLOBAL JAPAN GROWTH FUND
  - GT GLOBAL LATIN AMERICA GROWTH FUND
  - GT GLOBAL NATURAL RESOURCES FUND
  - GT GLOBAL NEW DIMENSION FUND
  - GT GLOBAL NEW PACIFIC GROWTH FUND
  - GT GLOBAL STRATEGIC INCOME FUND
  - GT GLOBAL TELECOMMUNICATIONS FUND
  - GT GLOBAL WORLDWIDE GROWTH FUND

If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice to shareholders.

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                             GT GLOBAL EQUITY FUNDS

An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and AIM Distributors reserves the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, the Funds and AIM Distributors reserve the right to reject any purchase order.

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                             GT GLOBAL EQUITY FUNDS

                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions that sell shares of the Funds may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual.

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                             GT GLOBAL EQUITY FUNDS
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Institution or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

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                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

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                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

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Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and America Value Fund, is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities (including, for the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's liabilities), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund or a Portfolio are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or a Portfolio are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Growth Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

The different service and distribution fees borne by each class of shares of each Fund will result in different net asset values. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

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DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income -- consisting generally of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, net gains from certain foreign currency transactions and net short-term capital gain -- and net capital gain that it distributes to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders

                               Prospectus Page 46

                             GT GLOBAL EQUITY FUNDS
as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.

Each Fund provides federal income tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) or a fund of The AIM Family of Funds generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund or a fund of The AIM Family of Funds on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 47

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's and the Portfolios' Boards of Trustees have overall responsibility for the operation of the Funds and Portfolios, respectively. The Company's and Portfolios' Boards of Trustees have approved all significant agreements between the Company and the Portfolios on the one side and persons or companies furnishing services to the Funds and Portfolios on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the subsidiary of the Sub-adviser. The day-to-day operations of each Fund and Portfolio are delegated to the officers of the Company and the Portfolios, subject always to the objective and policies of the applicable Fund and Portfolio and to the general supervision of the Company's and the Portfolios' Boards of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Funds and the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio include, but are not limited to, determining the composition of the portfolio of such Funds and the Portfolios and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operations.

The America Small Cap Fund and America Value Fund each pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-adviser. The Portfolios each pay AIM such fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by a Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Portfolio.

The America Mid Cap Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds and the Portfolios are higher than those paid by most mutual funds. Each Fund and Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of such Fund's Class A and Class B shares, respectively. Similarly, AIM has undertaken to limit the America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.75% and 2.40% of the average daily net assets of such Fund's Class A and Class B shares, respectively.

The Sub-adviser also serves as each Fund's and each Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

                               Prospectus Page 48

                             GT GLOBAL EQUITY FUNDS

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio pursuant to a
master investment advisory agreement, dated as of             , 1998 (the
"Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the above Funds and Portfolios pursuant to an investment sub-advisory agreement
dated as of             , 1998. On May   , 1998, Liechtenstein Global Trust AG
("GT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.

AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.

The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:

                                  PACIFIC FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager since   Chief Investment Officer for the Pacific Rim (excluding Japan) and
 Hong Kong                1997                      Portfolio Manager for the Sub-adviser and GT Asset Management Ltd.
                                                    (Hong Kong), an affiliate of the Sub-adviser, since 1992. Prior thereto, Mr. Eadon-Clarke was an Associate Director at HSBC Asset
                                                    Management in Hong Kong from 1984 to 1992. From 1980 to 1984, Mr.
                                                    Eadon-Clarke was a Senior Fund Manager for Colonial Mutual Life
                                                    (London).

                                  EUROPE FUND

                           RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                    PAST FIVE YEARS
-----------------------  ------------------------  --------------------------------------------------------------------
Nicholas S. Train        Portfolio Manager since   Head of Investments for the United Kingdom and Europe for the
 London                   1998                      Sub-adviser and GT Asset Management PLC (London) ("GT Asset
                                                    Management"), an affiliate of the Sub-adviser, since 1996. Prior thereto, Mr. Train was a Portfolio Manager for the Sub-adviser and
                                                    GT Asset Management from 1984 to 1996.
Nicholas J. Ford         Portfolio Manager since   Portfolio Manager for the Sub-adviser since February 1998, and a
 London                   1998                      Portfolio Manager for GT Asset Management since 1996. From 1994 to
                                                    1996, Mr. Ford was Director of Equities for Lehman Brothers Global
                                                    Asset Management PLC (London). Prior thereto, he was a Portfolio
                                                    Manager and Head of European Equities for Hill Samuel Investment
                                                    Management PLC (London) from 1990 to 1994.

                               Prospectus Page 49

                             GT GLOBAL EQUITY FUNDS

                              SMALL CAP PORTFOLIO

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Mark J. Cunneen          Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1992. From December 1992
 New York                 1997                      to October 1996, Mr. Cunneen was employed by Chancellor Capital
                                                    Management, Inc., ("Chancellor Capital"), a predecessor of the
                                                    Sub-adviser. From February 1992 until December 1992, Mr. Cunneen was
                                                    President of DC Capital Inc., an investment management firm. Prior thereto, Mr. Cunneen was Vice President of Equity Investments at
                                                    Massachusetts Financial Services from 1987 until 1992.

                              AMERICA MID CAP FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Brent W. Clum            Portfolio Manager since   Senior Equity Research Analyst for the Sub-adviser since 1995. From
 New York                 1997                      1995 to October 1996, Mr. Clum was employed by Chancellor Capital.
                                                    Prior thereto, Mr. Clum was a Vice President and Analyst at T. Rowe
                                                    Price from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a Certified Public Accountant.

                                VALUE PORTFOLIO

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Ted J. Ujazdowski        Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1983. Mr. Ujazdowski has
 New York                 1997                      been Director of the Sub-adviser's Value Group since 1987. From 1983 to October 1996, Mr. Ujazdowski was employed by Chancellor Capital.
Adam D. Scheiner         Portfolio Manager since   Portfolio Manager and Analyst of the Sub-adviser's Value Group since
 New York                 1997                      June 1993. From June 1993 to October 1996, Mr. Scheiner was employed by Chancellor Capital. Prior thereto, Mr. Scheiner was a Securities
                                                    Analyst at Prudential Securities Incorporated from 1989 until June
                                                    1993.
Richard K. Collins       Portfolio Manager since   Senior Equity Portfolio Manager and Managing Director for the
 New York                 1997                      Sub-adviser since April 1993. Mr. Collins joined the Sub-adviser in
                                                    1982 as a Senior Analyst and Portfolio Manager. From 1982 to October
                                                    1996, Mr. Collins was employed by Chancellor Capital. From 1973 to
                                                    1982, Mr. Collins was a Senior Equity Analyst and, commencing in
                                                    1976, Vice President of Research for Scudder, Stevens & Clark. Mr.
                                                    Collins was a Research Analyst for Salomon Brothers from 1970 to
                                                    1973. He is a Chartered Financial Analyst, a member of the
                                                    Association of Investment Management Research (AIMR) and the New
                                                    York Society of Securities Analysts.

                               Prospectus Page 50

                             GT GLOBAL EQUITY FUNDS

                                 WORLDWIDE FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Mr. Yates has been Global Chief Investment Officer for the
 London                   1996                      Sub-adviser and GT Asset Management since October 1997. He was
                                                    International Chief Investment Officer for the Sub-adviser and GT
                                                    Asset Management from September 1996 to October 1997. From 1994 to
                                                    1996, Mr. Yates was the Chief Investment Officer and Portfolio
                                                    Manager for Europe and the United Kingdom for the Sub-adviser. From
                                                    1988 to 1994, Mr. Yates was an Investment Manager for Morgan
                                                    Grenfell Asset Management.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   1997                      since 1996. From 1992 to 1996, Mr. Lindsell was Chief Investment
                                                    Officer for Japan for GT Asset Management Ltd. (Hong Kong) as well as Portfolio Manager for the Sub-adviser. Prior thereto, Mr.
                                                    Lindsell was a Director of Warburg Asset Management (Tokyo).
Richard K. Collins       Portfolio Manager since   See description above.
 New York                 1997

                                   JAPAN FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Andrew Callender         Portfolio Manager since   Head of Investment for Japan for the Sub-adviser since 1997. From
 Tokyo                    1997                      1990 to 1997, Mr. Callender was a Portfolio Manager for the
                                                    Sub-adviser.

                               INTERNATIONAL FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   See description above.
 London                   1996
Michael Lindsell         Portfolio Manager since   See description above.
 London                   1992

                               Prospectus Page 51

                             GT GLOBAL EQUITY FUNDS

With respect to Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Portfolios and the Fund, along with similarly managed accounts, are reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.

In placing orders for the Funds' and Portfolios' portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for a Fund or Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolios will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Other Distributions and Federal Income Taxation."

DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating to the Funds (the "Distribution Agreements"), dated
            , 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A and Class B shares of the Funds. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. AIM Distributors reallows a portion of the sales charges on Class A shares to broker/ dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." AIM Distributors also pays a commission equal to 4.00% of the amount invested to broker/ dealers who sell Class B shares. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. In addition, with respect to both classes of shares, AIM Distributors makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.

AIM Distributors, at its own expense, may provide additional promotional incentives to broker/ dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds and/or other events sponsored by the broker/ dealer. In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration

                               Prospectus Page 52

                             GT GLOBAL EQUITY FUNDS
or incentive to dealers who sell a minimum dollar amount of the shares of the GT Global Mutual Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable GT Global Mutual Fund's shares or the amount that any particular GT Global Mutual Fund will receive as proceeds from such sales. Dealers may not use sales of the GT Global Mutual Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the GT Global Mutual Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

The Company has adopted a Master Distribution Plan applicable to Class A shares of the Funds (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Funds. Under the Class A Plan, the Company compensates AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of each Fund.

The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of each Fund.

The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of a Fund. Payments also can be directed by AIM Distributors to selected dealers and financial institutions who have entered into service agreements with respect to Class A and Class B shares of the Funds and who provide continuing personal services to their customers who own Class A and Class B shares of a Fund. The service fees payable to selected dealers and financial institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's or dealer's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Any amounts not payable as a service fee would constitute an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

Under the Plans, certain financial institutions which have entered into service agreements and which

                               Prospectus Page 53

                             GT GLOBAL EQUITY FUNDS
sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making such payments. For additional information concerning the operation of the Plans see the Statement of Additional Information.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company was organized as a Delaware business
trust on May   , 1998. Prior to June 1, 1998, the Company operated under the name "G.T. Global Growth Series", a Massachusetts business trust. The Company is registered with the SEC as a diversified open-end management investment company. From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares

                               Prospectus Page 54

                             GT GLOBAL EQUITY FUNDS
for each of the Funds. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except that each class has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.

Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflect past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

                               Prospectus Page 55

                             GT GLOBAL EQUITY FUNDS

YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Funds and their shareholders.

To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are year 2000 compliant.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of each Fund's and each Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to Growth Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and Portfolio's
independent accountants are             , One Post Office Square, Boston, MA
02109.             conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 56

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

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                             GT GLOBAL EQUITY FUNDS

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580.]

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

No dealer, sales representative or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by G.T. Global Growth Series, GT Global Equity Funds, Growth Portfolio, A I M Advisors, Inc. [Chancellor GT Asset Management, Inc.] or A I M Distributors, Inc. This Prospectus does not constitute an offer to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                                                                   EQUPR610040MC

                     GT GLOBAL EQUITY FUNDS: ADVISOR CLASS
                           PROSPECTUS -- JUNE 1, 1998
--------------------------------------------------------------------------------

      GT GLOBAL NEW PACIFIC GROWTH FUND                GT GLOBAL WORLDWIDE GROWTH FUND
               ("PACIFIC FUND")                               ("WORLDWIDE FUND")
         GT GLOBAL EUROPE GROWTH FUND               GT GLOBAL AMERICA MID CAP GROWTH FUND
               ("EUROPE FUND")                             ("AMERICA MID CAP FUND")
         GT GLOBAL JAPAN GROWTH FUND               GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                ("JAPAN FUND")                            ("AMERICA SMALL CAP FUND")
     GT GLOBAL INTERNATIONAL GROWTH FUND                 GT GLOBAL AMERICA VALUE FUND
            ("INTERNATIONAL FUND")                          ("AMERICA VALUE FUND")

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND each seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

THE AMERICA MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").

THE AMERICA SMALL CAP FUND seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").

THE AMERICA VALUE FUND seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that [Chancellor GT Asset Management, Inc.] (the "Sub-adviser") believes to be undervalued in relation to long-term earning power or other factors.

Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or either Portfolio will achieve its investment objective. The investment experience of the America Small Cap Fund and America Value Fund will correspond directly with the investment experience of their corresponding Portfolios.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by the Sub-adviser. AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling [(800) 824-1580.] It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).

FOR FURTHER INFORMATION, CALL [(800) 824-1580] OR CONTACT YOUR
FINANCIAL ADVISOR.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         21
Risk Factors..............................................................................         27
How to Invest.............................................................................         30
How to Make Exchanges.....................................................................         32
How to Redeem Shares......................................................................         33
Shareholder Account Manual................................................................         35
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         36
Management................................................................................         38
Other Information.........................................................................         43

                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Funds and the Portfolios:  Each Fund is a diversified series of G.T. Global Growth Series
                               (the "Company"). Each Portfolio is a diversified series of Growth
                               Portfolio.
Investment Objectives:         The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund seek long-term growth of capital; the America Small Cap Fund and America Value Fund seek long-term capital appreciation.
Principal Investments:         The Pacific Fund, Europe Fund, Japan Fund, International Fund and
                               Worldwide Fund each invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).
                               The America Mid Cap Fund invests primarily in equity securities of
                               U.S. mid cap companies.
                               The America Small Cap Fund invests all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.
                               The America Value Fund invests all of its investable assets in the
                               Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than
                               $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors.
Principal Risk Factors:        There is no assurance that any Fund or either Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities.
                               The Pacific Fund, Europe Fund, Japan Fund and International Fund
                               each invests primarily in foreign securities. The Worldwide Fund may invest a significant portion of its assets in foreign
                               securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund
                               and the Portfolios each invests a significant portion of its assets in issuers in a particular country or region of the world.
                               As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund may engage in certain foreign currency, options and futures transactions, and each
                               Portfolio may engage in certain options and futures transactions, to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments.
                               Such transactions involve certain risks and transaction costs.
                               See "Investment Objectives and Policies" and "Risk Factors."

                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On              , 1998, AMVESCAP
                               PLC acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which included the Sub-adviser and certain other affiliates.
                               Advisor Class shares are offered through this Prospectus to [(a)
Advisor Class Shares:          trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e)
                               any of the companies composing or affiliated with AMVESCAP PLC.]
Shares Available Through:      Advisor Class shares are available through Financial Advisers who have entered into agreements with the Funds' distributor, A I M
                               Distributors, Inc. ("AIM Distributors") or certain of its
                               affiliates. Shares also may be acquired by sending an application directly to GT Global Investor Services, Inc. (the "Transfer
                               Agent") or through exchanges of shares as described below. See
                               "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares may only be exchanged for Advisor Class shares of other GT Global Mutual Funds, which are open-end management investment companies sub-advised by the Sub-adviser.
                               See "How to Make Exchanges" and "Shareholder Account Manual."
Redemptions:                   Shares may be redeemed through the Funds' Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."
Dividends and Other
  Distributions:               Dividends are paid annually from net investment income and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor
                               Class shares of other GT Global Mutual Funds.

                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):

                                                             GT GLOBAL                            GT GLOBAL   GT GLOBAL
                                GT GLOBAL     GT GLOBAL         NEW       GT GLOBAL   GT GLOBAL    AMERICA     AMERICA    GT GLOBAL
                                WORLDWIDE   INTERNATIONAL     PACIFIC      EUROPE       JAPAN     SMALL CAP    MID CAP     AMERICA
                                 GROWTH        GROWTH         GROWTH       GROWTH      GROWTH      GROWTH      GROWTH       VALUE
                                  FUND          FUND           FUND         FUND        FUND        FUND        FUND        FUND
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                 ADVISOR       ADVISOR        ADVISOR      ADVISOR     ADVISOR     ADVISOR     ADVISOR     ADVISOR
                                  CLASS         CLASS          CLASS        CLASS       CLASS       CLASS       CLASS       CLASS
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None          None           None         None        None        None        None        None
  Sales charges on reinvested
   distributions to
   shareholders...............    None          None           None         None        None        None        None        None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................    None          None           None         None        None        None        None        None
  Redemption charges..........    None          None           None         None        None        None        None        None
  Exchange fees...............    None          None           None         None        None        None        None        None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .98%          .98%           .97%         .97%        .98%        .73%        .72%        .73%
  12b-1 distribution and
   service fees...............    None          None           None         None        None        None        None        None
  Other expenses (after reim-
   bursements)................    .49%          .49%           .61%         .57%           %           %        .41%           %
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
  Total Fund Operating
   Expenses...................   1.47%         1.47%          1.58%        1.54%       1.65%       1.40%       1.13%       1.40%
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------

                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
  GT Global Worldwide Growth Fund
      Advisor Class shares.......................................................        $15         $47         $81        $177
  GT Global International Growth Fund
      Advisor Class shares.......................................................        $15         $47         $81        $177
  GT Global New Pacific Growth Fund
      Advisor Class shares.......................................................        $16         $50         $87        $189
  GT Global Europe Growth Fund
      Advisor Class shares.......................................................        $16         $49         $85        $185
  GT Global Japan Growth Fund
      Advisor Class shares.......................................................          $           $           $           $
  GT Global America Small Cap Growth Fund
      Advisor Class shares.......................................................          $           $           $           $
  GT Global America Mid Cap Growth Fund
      Advisor Class shares.......................................................        $12         $36         $63        $138
  GT Global America Value Fund
      Advisor Class shares.......................................................          $           $           $           $

--------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Expenses are based on the Funds' fiscal year ended December 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. AIM has undertaken to limit each Fund's, other than America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares. Similarly, AIM has undertaken to limit the America Small Cap Fund's, America Mid Cap Fund's and America Value Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 2.17%, respectively, for the America Small Cap Fund (including its share of the expenses of its corresponding Portfolio) and 1.92% and 2.65%, respectively, for the America Value Fund (including its share of the expenses of its corresponding Portfolio). Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Company believes that the aggregate per share expenses of the America Small Cap Fund and the America Value Fund and each of their corresponding Portfolios will be approximately equal to the expenses each Fund would incur if their assets were invested directly in the type of securities being held by its corresponding Portfolio.

                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one Class A and Advisor Class share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by
                       , independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                                                     CLASS A+
                                   -----------------------------------------------------------------------------
                                                                YEAR ENDED DEC. 31,
                                   -----------------------------------------------------------------------------
                                     1997      1996*      1995*       1994       1993*        1992        1991
                                   --------   --------   --------   --------    --------    --------    --------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................   $  16.71   $  16.82   $  15.53   $  17.47    $  14.47    $  14.07    $  11.83
                                   --------   --------   --------   --------    --------    --------    --------
Net investment income (loss)....       0.05       0.03         --         --        0.04        0.07        0.10
Net realized and unrealized gain
 (loss) on investments..........       1.55       1.79       1.74      (1.16)       3.92        0.39        2.29
                                   --------   --------   --------   --------    --------    --------    --------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........       1.60       1.82       1.74      (1.16)       3.96        0.46        2.39
                                   --------   --------   --------   --------    --------    --------    --------
Distributions:
  Net investment income.........      (0.02)        --         --         --          --          --       (0.15)
  Net realized gain on
   investments..................      (4.03)     (1.93)     (0.45)     (0.78)      (0.96)      (0.06)         --
                                   --------   --------   --------   --------    --------    --------    --------
    Total distributions.........      (4.05)     (1.93)     (0.45)     (0.78)      (0.96)      (0.06)      (0.15)
                                   --------   --------   --------   --------    --------    --------    --------
Net asset value, end of
 period.........................   $  14.26   $  16.71   $  16.82   $  15.53    $  17.47    $  14.47    $  14.07
                                   --------   --------   --------   --------    --------    --------    --------
                                   --------   --------   --------   --------    --------    --------    --------
Total investment return
 (a)(c).........................     10.00%     10.92%     11.23%    (6.65)%       27.6%        3.3%       20.3%
                                   --------   --------   --------   --------    --------    --------    --------
                                   --------   --------   --------   --------    --------    --------    --------

Ratios and supplemental data:
Net assets, end of period (in
 000's).........................   $103,769   $125,556   $145,982   $182,467    $193,997    $141,310    $126,868
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)...      0.32%      0.14%    (0.06)%    (0.01)%        0.9%        0.5%        0.8%
  Without expense reductions
   (b)..........................      0.23%      0.06%    (0.12)%    (0.04)%         N/A         N/A         N/A
Ratio of expenses to average net
 assets:
  With expense reductions (b)...      1.73%      1.72%      1.87%      1.81%        1.9%        2.1%        2.0%
  Without expense reductions
   (b)..........................      1.82%      1.80%      1.93%      1.84%         --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++.....        92%        80%       113%        86%         92%         95%        122%
Average commission rate per
 share paid on portfolio
 transactions +++...............    $0.0288    $0.0263        N/A        N/A         N/A         N/A         N/A

------------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.

(b)   Annualized for periods less than one year.
(c)   Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                                               CLASS A+                              ADVISOR CLASS++
                                   ---------------------------------     ----------------------------------------
                                                                               YEAR ENDED
                                          YEAR ENDED DEC. 31,                   DEC. 31,            JUNE 1, 1995
                                   ---------------------------------     ----------------------          TO
                                    1990       1989         1988          1997         1996         DEC. 31, 1995
                                   -------    -------    -----------     -------    -----------     -------------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................   $ 13.63    $ 10.18      $    8.84     $ 16.81      $   16.86        $15.26
                                   -------    -------    -----------     -------    -----------     -------------
Net investment income (loss)....      0.11      (0.01)          0.02        0.12           0.09          0.03
Net realized and unrealized gain
 (loss) on investments..........     (1.82)      3.82           1.42        1.57           1.79          2.02
                                   -------    -------    -----------     -------    -----------     -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations..........     (1.71)      3.81           1.44        1.69           1.88          2.05
                                   -------    -------    -----------     -------    -----------     -------------
Distributions:
  Net investment income.........     (0.09)        --             --       (0.09)            --            --
  Net realized gain on
   investments..................        --      (0.36)         (0.10)      (4.03)         (1.93)        (0.45)
                                   -------    -------    -----------     -------    -----------     -------------
    Total distributions.........     (0.09)     (0.36)         (0.10)      (4.12)         (1.93)        (0.45)
                                   -------    -------    -----------     -------    -----------     -------------
Net asset value, end of
 period.........................   $ 11.83    $ 13.63      $   10.18     $ 14.38      $   16.81        $16.86
                                   -------    -------    -----------     -------    -----------     -------------
                                   -------    -------    -----------     -------    -----------     -------------
Total investment return
 (a)(c).........................   (12.5)%      37.6%          16.3%      10.43%         11.31%        13.46%
                                   -------    -------    -----------     -------    -----------     -------------
                                   -------    -------    -----------     -------    -----------     -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).........................   $85,894    $38,263      $  11,673     $ 2,627      $   2,455        $1,693
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions (b)...      0.7%     (0.1)%           0.2%       0.67%          0.49%         0.29%
  Without expense reductions
   (b)..........................       N/A        N/A            N/A       0.58%          0.41%         0.23%
Ratio of expenses to average net
 assets:
  With expense reductions (b)...      2.1%       2.0%           2.0%       1.38%          1.37%         1.52%
  Without expense reductions
   (b)..........................       --%(d)     --%(d)         --%(d)    1.47%          1.45%         1.58%
Portfolio turnover rate +++.....      107%        91%           181%         92%            80%          113%
Average commission rate per
 share paid on portfolio
 transactions +++...............       N/A        N/A            N/A     $0.0288      $  0.0263           N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c)   Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global Worldwide Growth Fund.........        1997         $       0            $  21,918           9,622,077


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global Worldwide Growth Fund.........       $  0.0023

                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                                                   CLASS A+
                                ------------------------------------------------------------------------------
                                                             YEAR ENDED DEC. 31,
                                ------------------------------------------------------------------------------
                                 1997*     1996*      1995      1994     1993*      1992      1991      1990
                                --------  --------  --------  --------  --------  --------  --------  --------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   8.92  $   9.08  $   9.17  $  11.02  $   8.21  $   8.74  $   7.82  $   9.25
                                --------  --------  --------  --------  --------  --------  --------  --------
Net investment income
 (loss).......................      0.03     (0.01)     0.03     (0.04)     0.03      0.11      0.14      0.10
Net realized and unrealized
 gain (loss) on investments...      0.69      0.84      0.32     (0.82)     2.78     (0.62)     0.89     (1.42)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      0.72      0.83      0.35     (0.86)     2.81     (0.51)     1.03     (1.32)
                                --------  --------  --------  --------  --------  --------  --------  --------
Distributions:
  Net investment income.......     (0.03)       --        --     (0.04)       --     (0.02)    (0.11)    (0.11)
  Net realized gain on
   investments and foreign
   currency...................     (1.94)    (0.99)    (0.24)    (0.95)       --        --        --        --
  In excess of net realized
   gain on investments........        --        --     (0.20)       --        --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------
      Total distributions.....     (1.97)    (0.99)    (0.44)    (0.99)       --     (0.02)    (0.11)    (0.11)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.......................  $   7.67  $   8.92  $   9.08  $   9.17  $  11.02  $   8.21  $   8.74  $   7.82
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------
Total investment return
 (a)(c).......................     8.51%     9.28%     3.88%   (7.78)%    34.23%     5.83%     13.2%   (14.3)%
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $148,143  $196,601  $308,816  $430,701  $523,397  $421,693  $463,851  $343,949
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....     0.35%   (0.14)%     0.24%   (0.04)%      0.3%      1.2%      1.5%      1.4%
  Without expense
   reductions.................     0.22%   (0.25)%     0.16%   (0.09)%       N/A       N/A       N/A       N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.69%     1.80%     1.70%     1.70%      1.8%      1.9%      1.9%      1.9%
  Without expense
   reductions.................     1.82%     1.91%     1.78%     1.75%       --%(d)      --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++...       72%       74%       75%       96%       90%       89%       83%       58%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0269  $ 0.0267       N/A       N/A       N/A       N/A       N/A       N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 3 for 1 stock split effective August 14,
     1989.

(a)   Not annualized.

(b)   Annualized for periods of less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                ADVISOR CLASS++
                                -----------------  ----------------------------------
                                 YEAR ENDED DEC.   YEAR ENDED DEC. 31,   JUNE 1, 1995
                                       31,                                    TO
                                -----------------  -------------------     DEC. 31,
                                 1989**   1988**    1997*     1996*          1995
                                --------  -------  -------  ----------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   6.77  $  5.71  $  9.01    $   9.11      $ 8.49
                                --------  -------  -------  ----------   ------------
Net investment income
 (loss).......................      0.01    (0.01)    0.07        0.02        0.03
Net realized and unrealized
 gain (loss) on investments...      2.60     1.12     0.65        0.87        1.03
                                --------  -------  -------  ----------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      2.61     1.11     0.72        0.89        1.06
                                --------  -------  -------  ----------   ------------
Distributions:
  Net investment income.......        --       --    (0.07)         --          --
  Net realized gain on
   investments and foreign
   currency...................     (0.13)   (0.05)   (1.94)      (0.99)      (0.24)
  In excess of net realized
   gain on investments........        --       --       --          --       (0.20)
                                --------  -------  -------  ----------   ------------
      Total distributions.....     (0.13)   (0.05)   (2.01)      (0.99)      (0.44)
                                --------  -------  -------  ----------   ------------
Net asset value, end of
 period.......................  $   9.25  $  6.77  $  7.72    $   9.01      $ 9.11
                                --------  -------  -------  ----------   ------------
                                --------  -------  -------  ----------   ------------
Total investment return
 (a)(c).......................     38.6%    19.4%    8.53%       9.79%      12.56%
                                --------  -------  -------  ----------   ------------
                                --------  -------  -------  ----------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $136,975  $29,792  $   284    $    461      $  381
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................      0.1%   (0.2)%    0.70%       0.21%       0.59%
  Without expense reductions
   (b)........................       N/A      N/A    0.57%       0.10%       0.51%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................      1.9%     2.1%    1.34%       1.45%       1.35%
  Without expense reductions
   (b)........................       --%(d)     --%(d)   1.47%      1.56%     1.43%
Portfolio turnover rate +++...       82%     115%      72%         74%         75%
Average commission rate per
 share paid on portfolio
 transactions +++.............       N/A      N/A  $0.0269    $ 0.0267         N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                            AVERAGE MONTHLY
                                                                                               NUMBER OF
                                                                         AVERAGE AMOUNT       REGISTRANT'S
                                                       AMOUNT OF DEBT        OF DEBT             SHARES         AVERAGE AMOUNT OF
                                             YEAR      OUTSTANDING AT      OUTSTANDING        OUTSTANDING        DEBT PER SHARE
                                             ENDED      END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD    DURING THE PERIOD
                                          -----------  ---------------  -----------------  ------------------  -------------------
GT Global International Growth Fund.....        1997      $       0         $ 283,148           26,055,589          $  0.0109
                                                1996        129,000           131,860           32,830,494             0.0040

                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                                                   CLASS A+
                                ------------------------------------------------------------------------------
                                                             YEAR ENDED DEC. 31,
                                ------------------------------------------------------------------------------
                                 1997*     1996*     1995*      1994      1993      1992      1991      1990
                                --------  --------  --------  --------  --------  --------  --------  --------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  13.12  $  12.47  $  12.10  $  15.86  $  10.31  $  11.30  $  10.57  $  12.61
                                --------  --------  --------  --------  --------  --------  --------  --------
Net investment income
 (loss).......................      0.05      0.02      0.11      0.02     (0.03)     0.07      0.11      0.13
Net realized and unrealized
 gain (loss) on investments...     (5.84)     2.44      0.79     (3.15)     6.23     (0.97)     1.25     (1.51)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     (5.79)     2.46      0.90     (3.13)     6.20     (0.90)     1.36     (1.38)
                                --------  --------  --------  --------  --------  --------  --------  --------
Distributions:
  Net investment income.......     (0.03)       --    (0.10)     (0.01)       --     (0.06)    (0.08)    (0.12)
  Net realized gain on
   investments and foreign
   currency...................     (0.82)    (1.81)    (0.43)    (0.55)    (0.65)    (0.03)    (0.55)    (0.54)
  In excess of net investment
   income.....................        --        --        --        --        --        --        --        --
  In excess of net realized
   gain on investments........        --        --        --     (0.07)       --        --        --        --
                                --------  --------  --------  --------  --------  --------  --------  --------
    Total distributions.......     (0.85)    (1.81)    (0.53)    (0.63)    (0.65)    (0.09)    (0.63)    (0.66)
                                --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period.......................  $   6.48  $  13.12  $  12.47  $  12.10  $  15.86  $  10.31  $  11.30  $  10.57
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------
Total investment return
 (a)(c).......................  (44.24)%    20.04%     7.45%  (19.73)%    60.61%   (7.96)%     13.1%   (11.0)%
                                --------  --------  --------  --------  --------  --------  --------  --------
                                --------  --------  --------  --------  --------  --------  --------  --------

Ratio and supplemental data:
Net assets, end of period (in
 000's).......................  $135,807  $361,244  $383,722  $404,680  $498,898  $281,418  $333,800  $234,793
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions.....     0.41%     0.17%     0.91%     0.11%    (0.3)%      0.6%      1.0%      1.1%
  Without expense
   reductions.................     0.14%     0.04%     0.86%       N/A       N/A       N/A       N/A       N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.66%     1.86%     1.89%     1.81%      1.9%      2.0%      2.0%      2.1%
  Without expense
   reductions.................     1.93%     1.99%     1.94%       --%(d)      --%(d)      --%(d)      --%(d)      --%(d)
Portfolio turnover rate +++...       80%       93%       63%       87%      117%       72%       85%       75%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0066  $ 0.0032       N/A       N/A       N/A       N/A       N/A       N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                                              CLASS A+                 ADVISOR CLASS++
                                          -----------------  -----------------------------------
                                           YEAR ENDED DEC.                         JUNE 1, 1995
                                                 31,         YEAR ENDED DEC. 31,        TO
                                          -----------------  -------------------     DEC. 31,
                                           1989*     1988*    1997*     1996*          1995*
                                          --------  -------  -------  ----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   8.74  $  7.25  $ 13.16    $  12.45       $12.89
                                          --------  -------  -------  ----------   -------------
Net investment income (loss)............     (0.01)    0.01     0.08        0.07        0.09
Net realized and unrealized gain (loss)
 on investments.........................      4.21     1.66    (5.89)       2.45        0.05
                                          --------  -------  -------  ----------   -------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................      4.20     1.67   (5.81)        2.52        0.14
                                          --------  -------  -------  ----------   -------------
Distributions:
  Net investment income.................        --       --    (0.08)         --       (0.15)
  Net realized gain on investments and
   foreign currency.....................     (0.33)   (0.18)   (0.82)      (1.81)      (0.43)
  In excess of net investment income....        --       --       --          --          --
                                          --------  -------  -------  ----------   -------------
    Total distributions.................     (0.33)   (0.18)   (0.90)      (1.81)      (0.58)
                                          --------  -------  -------  ----------   -------------
Net asset value, end of period..........  $  12.61  $  8.74  $  6.45    $  13.16       $12.45
                                          --------  -------  -------  ----------   -------------
                                          --------  -------  -------  ----------   -------------
Total investment return (a)(c)..........     48.1%    23.2%  (44.26)%     20.56%       1.07%
                                          --------  -------  -------  ----------   -------------
                                          --------  -------  -------  ----------   -------------

Ratio and supplemental data:
Net assets, end of period (in 000's)....  $170,071  $56,342  $ 1,488    $  1,575       $ 935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........    (0.1)%     0.0%    0.76%       0.52%       1.26%
  Without expense reductions (b)........       N/A      N/A    0.49%       0.39%       1.21%
Ratio of expenses to average net assets:
  With expense reductions (b)...........      2.0%     2.2%    1.31%       1.51%       1.54%
  Without expense reductions (b)........       --%(d)     --%(d)   1.58%      1.64%     1.59%
Portfolio turnover rate +++.............       70%     107%      80%         93%         63%
Average commission rate per share paid
 on portfolio transactions +++..........       N/A      N/A  $0.0066    $ 0.0032         N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global New Pacific Growth Fund.......        1997         $       0           $ 3,020,567          33,807,469


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global New Pacific Growth Fund.......       $  0.0893

                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                                                     CLASS A+
                                ----------------------------------------------------------------------------------
                                                               YEAR ENDED DEC. 31,
                                ----------------------------------------------------------------------------------
                                 1997*     1996*     1995*     1994*     1993*     1992*       1991        1990
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  12.89  $  10.88  $  10.03  $  10.84  $   8.51  $   9.59  $     9.33  $    10.94
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net investment income.........     (0.04)    (0.03)     0.04      0.06      0.05      0.11***       0.21       0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      1.48      2.16      0.95     (0.69)     2.36     (1.19)       0.19       (1.71)
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      1.44      2.13      0.99     (0.63)     2.41     (1.08)       0.40       (1.61)
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Distributions:
  Net investment income.......        --        --     (0.10)    (0.05)    (0.06)       --       (0.14)         --
  Net realized gain on
   investments................     (0.01)    (0.12)    (0.04)       --        --        --          --          --
  In excess of net investment
   income.....................        --        --        --        --     (0.02)       --          --          --
  In excess of net realized
   gain on investments........        --        --        --     (0.13)       --        --          --          --
                                --------  --------  --------  --------  --------  --------  ----------  ----------
      Total distributions.....     (0.01)    (0.12)    (0.14)    (0.18)    (0.08)       --       (0.14)         --
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Net asset value, end of year..  $  14.32  $  12.89  $  10.88  $  10.03  $  10.84  $   8.51  $     9.59  $     9.33
                                --------  --------  --------  --------  --------  --------  ----------  ----------
                                --------  --------  --------  --------  --------  --------  ----------  ----------
Total investment return
 (a)(c).......................    11.20%    19.61%     9.86%   (5.80)%     28.3%   (11.3)%        4.3%     (14.7)%
                                --------  --------  --------  --------  --------  --------  ----------  ----------
                                --------  --------  --------  --------  --------  --------  ----------  ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $407,004  $453,792  $483,375  $646,313  $854,701  $781,607  $1,211,709  $1,428,677
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.29)%   (0.26)%     0.38%     0.61%      0.6%      1.2%***       1.7%       1.1%
  Without expense reductions
   (b)........................   (0.43)%   (0.32)%     0.32%     0.53%       N/A       N/A         N/A         N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.75%     1.82%     1.83%     1.73%      1.9%      2.0%***       1.8%       1.9%
  Without expense reductions..     1.89%     1.88%     1.89%     1.81%       --%(d)      --%(d)        --%(d)        --%(d)
Portfolio turnover rate +++...      107%      123%      108%       91%       67%       65%         55%         34%
Average commission rate per
 share paid on portfolio
 transactions +++.............  $ 0.0533  $ 0.0277       N/A       N/A       N/A       N/A         N/A         N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                   ADVISOR CLASS++
                                ----------------  -----------------------------------------
                                YEAR ENDED DEC.      YEAR ENDED DEC. 31,       JUNE 1, 1995
                                      31,                                           TO
                                ----------------  --------------------------     DEC. 31,
                                 1989**   1988**      1997*         1996*        1995(D)
                                --------  ------  -------------   ----------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   7.77  $7.76      $    12.92    $   10.85     $ 10.24
                                --------  ------  -------------   ----------   ------------
Net investment income
 (loss).......................     (0.02) (0.07 )          0.01         0.01        0.08
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      3.19   0.87            1.49         2.18        0.71
                                --------  ------  -------------   ----------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      3.17   0.80            1.50         2.19        0.79
                                --------  ------  -------------   ----------   ------------
Distributions:
  Net investment income.......        --     --              --           --       (0.14)
  Net realized gain on
   investments................        --     --           (0.01)       (0.12)         --
  In excess of net investment
   income.....................        --  (0.79 )            --           --       (0.04)
  In excess of net realized
   gain on investments........        --     --              --           --          --
                                --------  ------  -------------   ----------   ------------
      Total distributions.....        --  (0.79 )         (0.01)       (0.12)      (0.18)
                                --------  ------  -------------   ----------   ------------
Net asset value, end of
 period.......................  $  10.94  $7.77      $    14.41    $   12.92     $ 10.85
                                --------  ------  -------------   ----------   ------------
                                --------  ------  -------------   ----------   ------------
Total investment return
 (a)(c).......................     40.7%  11.1%          11.64%       20.21%       7.75%
                                --------  ------  -------------   ----------   ------------
                                --------  ------  -------------   ----------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $382,428  $8,376     $    3,239    $   1,416     $   718
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................    (0.6)%  (1.0)%          0.06%        0.09%       0.73%
  Without expense reductions
   (b)........................       N/A    N/A         (0.08)%        0.03%       0.67%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................      1.9%   3.6%           1.40%        1.47%       1.48%
  Without expense reductions
   (b)........................       --%(d)   --% (d)         1.54%      1.53%     1.54%
Portfolio turnover rate +++...       43%   153%            107%         123%        108%
Average commission rate per
 share paid on portfolio
 transactions +++.............       N/A    N/A      $   0.0533    $  0.0277         N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global Europe Growth Fund............        1997         $       0           $ 7,281,203          38,714,809


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global Europe Growth Fund............       $  0.1881

                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                              CLASS A(D)                             ADVISOR CLASS(D)
                                ---------------------------------------   ---------------------------------------
                                                          OCT. 18, 1995                             OCT. 18, 1995
                                                          (COMMENCEMENT                             (COMMENCEMENT
                                  YEAR ENDED DEC. 31,          OF           YEAR ENDED DEC. 31,          OF
                                                           OPERATIONS)                               OPERATIONS)
                                -----------------------      THROUGH      -----------------------      THROUGH
                                   1997         1996      DEC. 31, 1995      1997         1996      DEC. 31, 1995
                                ----------   ----------   -------------   ----------   ----------   -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................   $   12.52    $   11.80      $ 11.43       $   12.58    $   11.81      $ 11.43
                                ----------   ----------   -------------   ----------   ----------   -------------
Net investment income
 (loss).......................       (0.18)***      (0.05)**       0.04*       (0.14)***         --**       0.05*
Net realized and unrealized
 gain (loss) on investments...        2.20         1.69         0.33            2.22         1.69         0.33
                                ----------   ----------   -------------   ----------   ----------   -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........        2.02         1.64         0.37            2.08         1.69         0.38
                                ----------   ----------   -------------   ----------   ----------   -------------
Distributions to shareholders:
  From net realized gain on
   investments................       (0.27)       (0.92)          --           (0.27)       (0.92)          --
                                ----------   ----------   -------------   ----------   ----------   -------------
  Total distributions.........       (0.27)       (0.92)          --           (0.27)       (0.92)          --
                                ----------   ----------   -------------   ----------   ----------   -------------
Net asset value, end of
 year.........................   $   14.27    $   12.52      $ 11.80       $   14.39    $   12.58      $ 11.81
                                ----------   ----------   -------------   ----------   ----------   -------------
                                ----------   ----------   -------------   ----------   ----------   -------------
Total investment return
 (a)(c).......................      16.23%       13.81%        3.24%          16.63%       14.22%        3.32%
                                ----------   ----------   -------------   ----------   ----------   -------------
                                ----------   ----------   -------------   ----------   ----------   -------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $  10,896    $   8,448      $ 1,931       $   1,592    $     435      $    52
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by the
   Sub-adviser (b)............     (1.40)%      (0.38)%        1.68%         (1.05)%      (0.03)%        2.03%
  Without reimbursement by the
   Sub-adviser (b)............     (2.00)%      (1.47)%     (20.52)%         (1.65)%      (1.12)%     (20.17)%
Ratio of expenses to average
 net assets:
  With reimbursement by the
   Sub-adviser (b)............       1.92%        2.00%        2.00%           1.57%        1.65%        1.65%
  Without reimbursement by the
   Sub-adviser (b)............       2.52%        3.09%       24.20%           2.17%        2.74%       23.85%
Portfolio turnover rate +.....        233%         150%          N/A            233%         150%          N/A
Average commission rate per
 share paid on portfolio
 transactions +...............     $0.0517      $0.0489          N/A         $0.0517      $0.0489          N/A

------------------

* Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.47) and $(0.46) for Class A and Advisor Class shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.19) and $(0.14) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1996.

*** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.25) and $(0.21) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1997.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

N/A Not Applicable.
                         ------------------------------

                                                                                                    AVERAGE MONTHLY
                                                                                                       NUMBER OF
                                                                                AVERAGE AMOUNT        REGISTRANT'S
                                                          AMOUNT OF DEBT            OF DEBT              SHARES
                                             YEAR         OUTSTANDING AT          OUTSTANDING         OUTSTANDING
                                             ENDED         END OF PERIOD       DURING THE PERIOD   DURING THE PERIOD
                                          -----------  ---------------------  -------------------  ------------------
GT Global America Small Cap Growth
 Fund...................................        1997         $       0             $   1,945            1,911,865


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Small Cap Growth
 Fund...................................       $  0.0010

                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                             CLASS A+
                                -------------------------------------------------------------------
                                                        YEAR ENDED DEC. 31,
                                -------------------------------------------------------------------
                                  1997      1996      1995     1994*      1993      1992     1991
                                --------  --------  --------  --------  --------  --------  -------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $  20.77  $  19.07  $  17.69  $  17.17  $  17.12  $  14.13  $ 11.89
                                --------  --------  --------  --------  --------  --------  -------
Net investment income
 (loss).......................     (0.20)     0.03      0.24      0.04     (0.21)    (0.11)    0.01
Net realized and unrealized
 gain (loss) on investments...      3.00      2.96      3.93      2.55      1.56      4.54     2.28
                                --------  --------  --------  --------  --------  --------  -------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      2.80      2.99      4.17      2.59      1.35      4.43     2.29
                                --------  --------  --------  --------  --------  --------  -------
Distributions:
  Net investment income.......        --        --     (0.21)    (0.02)       --        --    (0.01)
  Net realized gain on
   investments................     (2.56)    (1.29)    (2.58)    (2.05)    (1.30)    (1.44)   (0.04)
                                --------  --------  --------  --------  --------  --------  -------
    Total distributions.......     (2.56)    (1.29)    (2.79)    (2.07)    (1.30)    (1.44)   (0.05)
                                --------  --------  --------  --------  --------  --------  -------
Net asset value, end of
 year.........................  $  21.01  $  20.77  $  19.07  $  17.69  $  17.17  $  17.12  $ 14.13
                                --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  -------
Total investment return
 (a)(c).......................    14.05%    15.65%    23.23%    15.69%      8.3%     31.7%    19.3%
                                --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  -------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $255,674  $343,427  $396,291  $196,937  $116,468  $166,712  $88,041
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (0.90)%     0.12%     1.24%     0.17%    (0.7)%    (1.1)%      --%
  Without expense reductions
   (b)........................   (1.01)%      0.07       N/A       N/A       N/A       N/A      N/A
Ratio of expenses to average
 net assets:
  With expense reductions.....     1.37%     1.36%     1.46%     1.58%      1.6%      1.8%     1.7%
  Without expense
   reductions.................     1.48%     1.41%       --%(d)      --%(d)      --%(d)      --%(d)     --%(d)
Portfolio turnover rate +++...      190%      253%       71%      102%       92%      114%     156%
Average commission rate per
 share paid on portfolio
 transactions +++.............   $0.0574   $0.0536       N/A       N/A       N/A       N/A      N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.

                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                                                                             ADVISOR CLASS++
                                                 CLASS A+          ------------------------------------
                                          -----------------------
                                                                   YEAR ENDED DEC. 31,    JUNE 1, 1995
                                            YEAR ENDED DEC. 31,                                TO
                                          -----------------------  -------------------      DEC. 31,
                                           1990     1989    1988    1997      1996            1995
                                          -------  ------  ------  ------  -----------   --------------
Per Share Operating Performance:
Net asset value, beginning of year......  $ 12.84  $ 8.76  $ 8.56  $20.76    $   19.05       $20.61
                                          -------  ------  ------  ------  -----------      -------
Net investment income (loss)............    (0.01)   0.10**  (0.40)  (0.15)        0.09        0.21
Net realized and unrealized gain (loss)
 on investments.........................    (0.94)   4.65    1.35    3.05         2.91         1.09
                                          -------  ------  ------  ------  -----------      -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (0.95)   4.75    0.95    2.90         3.00         1.30
                                          -------  ------  ------  ------  -----------      -------
Distributions:
  Net investment income.................       --   (0.10)     --      --           --        (0.28)
  Net realized gain on investments......       --   (0.57)  (0.75)  (2.56)       (1.29)       (2.58)
                                          -------  ------  ------  ------  -----------      -------
    Total distributions.................       --   (0.67)  (0.75)  (2.56)       (1.29)       (2.86)
                                          -------  ------  ------  ------  -----------      -------
Net asset value, end of year............  $ 11.89  $12.84  $ 8.76  $21.10    $   20.76       $19.05
                                          -------  ------  ------  ------  -----------      -------
                                          -------  ------  ------  ------  -----------      -------
Total investment return (a)(c)..........   (7.4)%   54.8%   11.1%  14.54%       15.72%        6.01%
                                          -------  ------  ------  ------  -----------      -------
                                          -------  ------  ------  ------  -----------      -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $65,413  $9,930  $1,548  $1,140    $   1,986       $1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........   (0.1)%    1.2%* (4.7)%  (0.55)%       0.47%        1.59%
  Without expense reductions (b)........      N/A     N/A     N/A  (0.66)%       0.42%          N/A
Ratio of expenses to average net assets
 (b):
  With expense reductions...............     2.0%    1.9%*   5.1%   1.02%        1.01%        1.11%
  Without expense reductions............      --%(d)    --%(d)    --%(d)  1.13%       1.06%        --%(d)
Portfolio turnover rate +++.............     145%    133%    184%    190%         253%          71%
Average commission rate per share on
 portfolio transactions +++.............      N/A     N/A     N/A  $0.0574   $  0.0536          N/A

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.

+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A Not Applicable.
                         ------------------------------

                                                                                                  AVERAGE MONTHLY
                                                                                                     NUMBER OF
                                                                               AVERAGE AMOUNT       REGISTRANT'S
                                                          AMOUNT OF DEBT           OF DEBT             SHARES
                                             YEAR         OUTSTANDING AT         OUTSTANDING        OUTSTANDING
                                             ENDED         END OF PERIOD      DURING THE PERIOD  DURING THE PERIOD
                                          -----------  ---------------------  -----------------  ------------------
GT Global America Mid Cap Growth Fund...        1997         $       0           $ 1,961,956          27,020,126


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Mid Cap Growth Fund...       $  0.0726

                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL AMERICA VALUE FUND

                                                        CLASS A(D)                             ADVISOR CLASS(D)
                                          ---------------------------------------   ---------------------------------------
                                                                    OCT. 18, 1995                             OCT. 18, 1995
                                                                    (COMMENCEMENT                             (COMMENCEMENT
                                            YEAR ENDED DEC. 31,          OF           YEAR ENDED DEC. 31,          OF
                                                                     OPERATIONS)                               OPERATIONS)
                                          -----------------------      THROUGH      -----------------------      THROUGH
                                             1997         1996      DEC. 31, 1995      1997         1996      DEC. 31, 1995
                                          ----------   ----------   -------------   ----------   ----------   -------------
Per Share Operating Performance:
Net asset value, beginning of year......   $   14.65    $   12.76     $  11.43       $   14.72    $   12.77     $  11.43
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net investment income (loss)............        0.09***      (0.01)**       0.03*         0.15***       0.03**       0.04*
Net realized and unrealized gain (loss)
 on investments.........................        3.87         1.94         1.30            3.91         1.96         1.30
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................        3.96         1.93         1.33            4.06         1.99         1.34
                                          ----------   ----------   -------------   ----------   ----------   -------------
Distributions to shareholders:
  From net investment income............      (0.03)           --           --          (0.07)           --           --
  From net realized gain on
   investments..........................      (1.33)        (0.04)          --          (1.34)        (0.04)          --
                                          ----------   ----------   -------------   ----------   ----------   -------------
  Total distributions...................      (1.36)        (0.04)          --          (1.41)        (0.04)          --
                                          ----------   ----------   -------------   ----------   ----------   -------------
Net asset value, end of year............   $   17.25    $   14.65     $  12.76       $   17.37    $   14.72     $  12.77
                                          ----------   ----------   -------------   ----------   ----------   -------------
                                          ----------   ----------   -------------   ----------   ----------   -------------
Total investment return (a)(c)..........      27.23%       15.12%       11.64%          27.78%       15.58%       11.72%
                                          ----------   ----------   -------------   ----------   ----------   -------------
                                          ----------   ----------   -------------   ----------   ----------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668    $   2,529     $    870       $     439    $     191     $     81
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by the Sub-adviser
   (b)..................................       0.56%      (0.10)%        1.10%           0.91%        0.25%        1.45%
  Without reimbursement by the Sub-
   adviser (b)..........................     (0.42)%      (3.61)%     (47.44)%         (0.07)%      (3.26)%     (47.09)%
Ratio of expenses to average net assets:
  With reimbursement by the Sub-adviser
   (b)..................................       1.99%        2.00%        2.00%           1.64%        1.65%        1.65%
  Without reimbursement by the Sub-
   adviser (b)..........................       2.97%        5.51%       50.54%           2.62%        5.16%       50.19%
Ratio of interest expense to average net
 assets.................................       0.03%          N/A          N/A           0.03%          N/A          N/A
Portfolio turnover rate +...............         93%         256%          N/A             93%         256%          N/A
Average commission rate per share paid
 on portfolio transactions +............   $  0.0278    $  0.0551          N/A       $  0.0278    $  0.0551          N/A

------------------
* Before reimbursement by the Sub-adviser the net investment loss per share would have been $(1.11) and $(1.10) for Class A and Advisor Class shares, respectively, from October 18, 1995 to December 31, 1995.

** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.50) and $(0.46) for Class A and Advisor Class shares, respectively, for the year ended December 31, 1996

*** Before reimbursement by the Sub-adviser the net investment loss per share would have been $(0.07) and $0.01 for Class A and Advisor Class shares, respectively, for the year ended December 31, 1997

+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.

(b) Annualized for periods less than one year.

(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

N/A Not Applicable.
                         ------------------------------

                                                                                                       AVERAGE MONTHLY
                                                                                 AVERAGE AMOUNT           NUMBER OF
                                                          AMOUNT OF DEBT             OF DEBT         REGISTRANT'S SHARES
                                             YEAR         OUTSTANDING AT           OUTSTANDING           OUTSTANDING
                                             ENDED         END OF PERIOD        DURING THE PERIOD     DURING THE PERIOD
                                          -----------  ---------------------  ---------------------  -------------------
GT Global America Value Fund............        1997         $       0              $     778               930,597


                                           AVERAGE AMOUNT OF
                                            DEBT PER SHARE
                                           DURING THE PERIOD
                                          -------------------
GT Global America Value Fund............       $  0.0008

                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND

                                                                         CLASS A+
                                          -----------------------------------------------------------------------
                                                                    YEAR ENDED DEC. 31,
                                          -----------------------------------------------------------------------
                                           1997*    1996*    1995*     1994     1993     1992*    1991     1990
                                          -------  -------  --------  -------  -------  -------  -------  -------
Per Share Operating Performance:
Net asset value, beginning of period....  $  9.76  $ 11.00  $  12.15  $ 11.61  $  8.70  $ 11.16  $ 11.48  $ 16.39
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net investment income (loss)............    (0.08)   (0.04)    (0.04)   (0.04)   (0.14)      --***   (0.09)   (0.05)****
Net realized and unrealized gain (loss)
 on investments.........................    (0.70)   (0.77)     0.26     0.79     3.05    (2.40)   (0.23)   (4.60)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (0.78)   (0.81)     0.22     0.75     2.91    (2.40)   (0.32)   (4.65)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Distributions:
  Net realized gain on investments and
   foreign currency.....................    (0.02)   (0.43)    (1.37)   (0.21)      --    (0.06)      --    (0.26)
                                          -------  -------  --------  -------  -------  -------  -------  -------
      Total distributions...............    (0.02)   (0.43)    (1.37)   (0.21)      --    (0.06)      --    (0.26)
                                          -------  -------  --------  -------  -------  -------  -------  -------
Net asset value, end of period..........  $  8.96  $  9.76  $  11.00  $ 12.15  $ 11.61  $  8.70  $ 11.16  $ 11.48
                                          -------  -------  --------  -------  -------  -------  -------  -------
                                          -------  -------  --------  -------  -------  -------  -------  -------
Total investment return (a)(c)..........  (7.99)%  (7.43)%     1.94%    6.56%   33.45%  (21.5)%   (2.8)%  (28.7)%
                                          -------  -------  --------  -------  -------  -------  -------  -------
                                          -------  -------  --------  -------  -------  -------  -------  -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $44,583  $63,585  $111,105  $98,066  $88,487  $93,865  $61,519  $51,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (b)...........  (0.61)%  (0.40)%   (0.40)%  (0.32)%   (0.3)%      --%***  (1.5)%  (1.2)%****
  Without expense reductions (b)........  (0.68)%  (0.50)%   (0.55)%  (0.44)%      N/A      N/A      N/A      N/A
Ratio of expenses to average net assets:
  With expense reductions (b)...........    1.99%    1.84%     1.99%    1.91%     2.1%     2.2%***    2.2%    2.2%****
  Without expense reductions (b)........    2.06%    1.94%     2.14%    2.03%      --%(d)     --%(d)     --%(d)     --%(d)
Portfolio turnover rate +++.............      58%      31%       67%      49%     104%     115%     251%     138%
Average commission rate per share paid
 on portfolio transactions +++..........  $0.0416  $0.0971       N/A      N/A      N/A      N/A      N/A      N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of
     $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.

                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                                    CLASS A+                ADVISOR CLASS++
                                ----------------  ------------------------------------
                                YEAR ENDED DEC.   YEAR ENDED DEC. 31,    JUNE 1, 1995
                                      31,                                     TO
                                ----------------  --------------------     DEC. 31,
                                 1989    1988**    1997*      1996*          1995*
                                -------  -------  -------  -----------   -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $ 10.57  $ 10.36  $  9.81    $   11.02      $ 10.50
                                -------  -------  -------  -----------   -------------
Net investment income
 (loss).......................    (0.19)   (0.20)   (0.01)       (0.01)          --
Net realized and unrealized
 gain (loss) on investments...     6.57     2.44    (0.73)       (0.77)        1.89
                                -------  -------  -------  -----------   -------------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     6.38     2.24    (0.74)       (0.78)        1.89
                                -------  -------  -------  -----------   -------------
Distributions:
  Net realized gain on
   investments and foreign
   currency...................    (0.56)   (2.03)   (0.02)       (0.43)       (1.37)
                                -------  -------  -------  -----------   -------------
      Total distributions.....    (0.56)   (2.03)   (0.02)       (0.43)       (1.37)
                                -------  -------  -------  -----------   -------------
Net asset value, end of
 period.......................  $ 16.39  $ 10.57  $  9.05    $    9.81      $ 11.02
                                -------  -------  -------  -----------   -------------
                                -------  -------  -------  -----------   -------------
Total investment return
 (a)(c).......................    60.7%    21.9%  (7.54)%      (7.14)%       18.14%
                                -------  -------  -------  -----------   -------------
                                -------  -------  -------  -----------   -------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $48,405  $18,591  $30,351    $     413      $   558
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions
   (b)........................   (1.6)%   (1.5)%  (0.26)%      (0.05)%      (0.05)%
  Without expense reductions
   (b)........................      N/A      N/A  (0.33)%      (0.15)%      (0.20)%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................     2.1%     2.2%    1.64%        1.49%        1.64%
  Without expense reductions
   (b)........................      --%(d)     --%(d)   1.71%       1.59%      1.79%
Portfolio turnover rate +++...     108%     150%      58%          31%          67%
Average commission rate per
 share paid on portfolio
 transactions +++.............      N/A      N/A  $0.0416    $  0.0971          N/A

--------------
+     All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.

+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Sub-adviser of Fund operating expenses of
     $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Includes reimbursement by the Sub-adviser of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized for periods less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

N/A  Not Applicable.
                         ------------------------------

                                                                                              AVERAGE MONTHLY
                                                                                                 NUMBER OF
                                                                          AVERAGE AMOUNT        REGISTRANT'S
                                                       AMOUNT OF DEBT         OF DEBT              SHARES         AVERAGE AMOUNT OF
                                             YEAR      OUTSTANDING AT       OUTSTANDING         OUTSTANDING        DEBT PER SHARE
                                             ENDED      END OF PERIOD    DURING THE PERIOD   DURING THE PERIOD    DURING THE PERIOD
                                          -----------  ---------------  -------------------  ------------------  -------------------
GT Global Japan Growth Fund.............        1997     $         0         $       0            10,542,000          $  0.0000
                                                1996       2,000,000             5,479            13,009,004             0.0004

                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

THE PACIFIC FUND, EUROPE FUND, JAPAN FUND,
INTERNATIONAL FUND AND WORLDWIDE FUND

The Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund each seeks long-term growth of capital. Each of these Funds seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. These Funds' Primary Investment Areas include the following countries:

PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

JAPAN FUND -- Japan

INTERNATIONAL FUND -- all countries listed for Pacific Fund, Europe Fund and Japan Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States

WORLDWIDE FUND -- same as International Fund, but including the United States

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area.

(1) The Worldwide Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-adviser's professional team of investment specialists; (2) the International Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio; (3) the Pacific Fund and Europe Fund are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets; and (4) the Japan Fund is designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.

Under normal circumstances, the assets of the Worldwide Fund and International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers.

Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. These Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of

                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS
Additional Information for a description of Moody's and S&P ratings.

THE AMERICA MID CAP FUND, AMERICA SMALL CAP FUND AND AMERICA VALUE FUND

The investment objective of the America Mid Cap Fund is long-term growth of capital. The investment objective of the America Small Cap Fund and America Value Fund is long-term capital appreciation.

The America Mid Cap Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including (i) issuers in countries that are not located in the United States but are linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.

The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations greater than $1 billion, and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. The Small Cap Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers.

The America Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Value Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Value Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.

The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.

For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to

                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS
be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, Europe Fund, International Fund and Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.

In selecting equity securities for the America Mid Cap Fund and the Small Cap Portfolio, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small and mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.

In selecting issuers for the Value Portfolio, the Sub-adviser attempts to identify securities of issuers whose prospects and growth potential, in the Sub-adviser's opinion, are currently undervalued by investors. In the Sub-adviser's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Sub-adviser will attempt to identify those undervalued issuers with the potential for attractive returns.

For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may be made in the United States and denominated in U.S. dollars. Under a defensive strategy, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities

                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS
or high quality money market instruments. To the extent a Fund or a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of America Small Cap Fund or America Value Fund shares, or to meet its ordinary
daily cash needs. For a full description of money market instruments, see     in
the Statement of Additional Information.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, a Fund or a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses. The Sub-adviser waives its advisory fee to the extent that such a Fund or a Portfolio invests in an Affiliated Fund.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Each Fund and Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's (or, in the case of a Portfolio, its corresponding Fund's) shares. Each Fund and Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund and Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Fund's or Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Fund or Portfolio may cause greater fluctuation in the value of its (or, in the case of a Portfolio, its corresponding Fund's) shares than would be the case if the Fund or Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Fund or a Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Fund's or Portfolio's sale of securities together with its commitment (for which that Fund or Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Funds and Portfolios may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund or a Portfolio to retain ownership of the securities loaned and, at the same time, enhance a Fund's total return. Each Fund and Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's or the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Pacific Fund, Europe Fund, Japan Fund, International Fun, Worldwide Fund, America Mid Cap Fund and the Portfolios may purchase debt securities on a "when-issued" basis and may purchase

                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS
or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or a Portfolio enters into a transaction on a when-issued or forward commitment basis, that Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund or a Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each such Fund's portfolio. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund and Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Funds also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, each Fund and Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that the Sub-adviser intends to include in the Fund's or Portfolio's portfolio. The Funds and Portfolios also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.

Further, the Funds and Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds or Portfolios also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

AMERICAN DEPOSITORY RECEIPTS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.

OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares

                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS
are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolios' investment policies or restrictions.

The Funds and Portfolios may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Depository Receipts" in the Investment Objectives and Policies section of the Statement of Additional Information.

OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the America Small Cap Fund and America Value Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

The America Small Cap Fund and America Value Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

In addition to selling an interest therein to its corresponding Fund, each Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios.

The America Small Cap Fund and America Value Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than its corresponding Fund could have effective voting control over the operation of the Portfolio.

                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Fund or a Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FOREIGN INVESTING. The Pacific Fund, Europe Fund, Japan Fund and International Fund each invests primarily in foreign securities, and the Worldwide Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Because the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of those Funds' shares, and also may affect the value of dividends and interest earned by those Funds and gains and losses realized by those Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Pacific Fund, International Fund and Worldwide Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested.

                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS
In the event of such expropriation, nationalization or other confiscation in any emerging market, a Fund could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Pacific Fund, International Fund and/or Worldwide Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Pacific Fund, International Fund or Worldwide Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from the Pacific Fund, International Fund or Worldwide Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Pacific Fund, International Fund or Worldwide Value Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

CONCENTRATION. The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund and the Portfolios each invests a significant portion of its assets in a particular country or region of the world. As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

JAPAN. The Japan Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Japan Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Japan Fund's performance.

Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

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                             GT GLOBAL EQUITY FUNDS

The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

PACIFIC REGION COUNTRIES. The Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, a Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.

SMALL CAP COMPANIES. The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Pacific Fund, Europe Fund, Japan Fund, Worldwide Fund, International Fund and America Mid Cap Fund is each authorized to enter into options, futures and forward currency transactions and the Portfolios are authorized to enter into options and futures transactions, such a Fund or a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in

                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS
which a Fund or a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund or a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or a Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES. Each Fund and Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

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                                 HOW TO INVEST

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GENERAL. Advisor Class shares are offered through this Prospectus to [(a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.] Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors and certain of its affiliates. Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer.

All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.

THE FUNDS AND AIM DISTRIBUTOR RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and AIM Distributor may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."

Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributor concerning their eligibility to purchase Advisor Class shares. For specific information on

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                             GT GLOBAL EQUITY FUNDS
opening an account, please contact your Financial Adviser or AIM Distributor.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

The Program automatically rebalances the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.

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                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

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Advisor Class shares of a Fund may be exchanged for Advisor Class shares of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical.

EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." The GT Global Mutual Funds include the following:

  - GT GLOBAL AMERICA SMALL CAP GROWTH FUND
  - GT GLOBAL AMERICA MID CAP GROWTH FUND
  - GT GLOBAL AMERICA VALUE FUND
  - GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
  - GT GLOBAL DEVELOPING MARKETS FUND
  - GT GLOBAL DOLLAR FUND
  - GT GLOBAL EMERGING MARKETS FUND
  - GT GLOBAL EUROPE GROWTH FUND
  - GT GLOBAL FINANCIAL SERVICES FUND
  - GT GLOBAL GOVERNMENT INCOME FUND
  - GT GLOBAL GROWTH & INCOME FUND
  - GT GLOBAL HEALTH CARE FUND
  - GT GLOBAL HIGH INCOME FUND
  - GT GLOBAL INFRASTRUCTURE FUND
  - GT GLOBAL INTERNATIONAL GROWTH FUND
  - GT GLOBAL JAPAN GROWTH FUND
  - GT GLOBAL LATIN AMERICA GROWTH FUND
  - GT GLOBAL NATURAL RESOURCES FUND
  - GT GLOBAL NEW DIMENSION FUND
  - GT GLOBAL NEW PACIFIC GROWTH FUND
  - GT GLOBAL STRATEGIC INCOME FUND
  - GT GLOBAL TELECOMMUNICATIONS FUND
  - GT GLOBAL WORLDWIDE GROWTH FUND

Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact AIM Distributors.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and AIM Distributors reserves the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, the Funds and AIM Distributors reserve the right to reject any purchase order.

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                              HOW TO REDEEM SHARES

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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for the receipt of such redemptions requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided that the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.
REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Adviser or the Transfer Agent.

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                             GT GLOBAL EQUITY FUNDS

Except in extraordinary circumstances and as permitted under the Investment Company Act of 1940 ("1940 Act"), payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

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                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Adviser. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

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                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

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Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and the America Value Fund, is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities (including, for the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's liabilities), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund or a Portfolio are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or a Portfolio are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Growth Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

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DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's), realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income

                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS
dividends on shares of other classes of that Fund as a result of the service and distribution fee applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income -- consisting generally of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, net gains from certain foreign currency transactions and net short-term capital gain -- and net capital gain that it distributes to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.

Each Fund provides federal income tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who

                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS
otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's and the Portfolios' Boards of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively. The Company's and Portfolios' Boards of Trustees have approved all significant agreements between the Company and the Portfolios on the one side and persons or companies furnishing services to the Funds and Portfolios on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of each Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the Sub-adviser. The day-to-day operations of each Fund and Portfolio are delegated to the officers of the Company and the Portfolios, subject always to the objective and policies of the applicable Fund and Portfolio and to the general supervision of the Company's and Portfolios' Boards of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers and administrators of the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio include, but are not limited to, determining the composition of the portfolio of such Funds and the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the AIM and the Sub-adviser provide the following administrative services to each Fund and each
Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operations.

The America Small Cap Fund and America Value Fund each pays the AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-adviser. The Portfolios each pay AIM a fee, based on the average daily net assets of such Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by a Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Portfolio.

                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS

The America Mid Cap Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays the Sub-adviser investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by a Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds and the Portfolios are higher than those paid by most mutual funds.

Each Fund and Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of such Fund's Advisor Class shares. Similarly, AIM has undertaken to limit the America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.40% of the average daily net assets of each such Fund's Advisor Class shares.

The Sub-adviser also serves as each Fund's and each Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046. serves as the investment adviser to the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio pursuant to a
master investment advisory agreement, dated as of          , 1998 (the "Advisory
Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the above Funds and Portfolios pursuant to an investment sub-advisory agreement dated as of
         , 1998. On May   , 1998, Liechtenstein Global Trust AG ("GT"), the
former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.

AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices including Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.

                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS

The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:

                                  PACIFIC FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager since   Chief Investment Officer for the Pacific Rim (excluding Japan) and
 Hong Kong                1997                      Portfolio Sub-adviser for the Sub-adviser and GT Asset Management
                                                    Ltd. (Hong Kong), an affiliate of the Sub-adviser, since 1992. Prior thereto, Mr. Eadon-Clarke was an Associate Director at HSBC Asset
                                                    Management in Hong Kong from 1984 to 1992. From 1980 to 1984, Mr.
                                                    Eadon-Clarke was a Senior Fund Sub-adviser for Colonial Mutual Life
                                                    (London).

                                  EUROPE FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Nicholas S. Train        Portfolio Manager since   Head of Investments for the United Kingdom and Europe for the
 London                   1998                      Sub-adviser and GT Asset Management PLC (London) ("GT Asset
                                                    Management"), an affiliate of the Sub-adviser, since 1996. Prior thereto, Mr. Train was a Portfolio Sub-adviser for the Sub-adviser and GT Asset Management from 1984 to 1996.
Nicholas J. Ford         Portfolio Manager since   Portfolio Sub-adviser for the Sub-adviser since February 1998, and a
 London                   1998                      Portfolio Sub-adviser for GT Asset Management since 1996. From 1994 to 1996, Mr. Ford was Director of Equities for Lehman Brothers
                                                    Global Asset Management PLC (London). Prior thereto, he was a
                                                    Portfolio Sub-adviser and Head of European Equities for Hill Samuel
                                                    Investment Management PLC (London) from 1990 to 1994.

                              SMALL CAP PORTFOLIO

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Mark J. Cunneen          Portfolio Manager since   Portfolio Sub-adviser for the Sub-adviser since 1992. From December
 New York                 1997                      1992 to October 1996, Mr. Cunneen was employed by Chancellor Capital
                                                    Management, Inc., ("Chancellor Capital"), a predecessor to the
                                                    Sub-adviser. From February 1992 until December 1992, Mr. Cunneen was
                                                    President of DC Capital Inc., an investment management firm. Prior thereto, Mr. Cunneen was Vice President of Equity Investments at
                                                    Massachusetts Financial Services from 1987 until 1992.

                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS

                              AMERICA MID CAP FUND

                      RESPONSIBILITIES
                             FOR                            BUSINESS EXPERIENCE
NAME/OFFICE               THE FUND                            PAST FIVE YEARS
-------------------  -------------------  -------------------------------------------------------
Brent W. Clum        Portfolio Manager    Senior Equity Research Analyst for the Sub-adviser
 New York             since 1997           since 1995. From 1995 to October 1996, Mr. Clum was
                                           employed by Chancellor Capital. Prior thereto, Mr.
                                           Clum was a Vice President and Analyst at T. Rowe Price
                                           from 1990 to 1995. Mr. Clum is a Chartered Financial
                                           Analyst and a Certified Public Accountant.

                                VALUE PORTFOLIO

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Ted J. Ujazdowski        Portfolio Sub-adviser     Portfolio Sub-adviser for the Sub-adviser since 1983. Mr. Ujazdowski
 New York                 since 1997                has been Director of the Sub-adviser's Value Group since 1987. From
                                                    1983 to October 1996, Mr. Ujazdowski was employed by Chancellor
                                                    Capital.
Adam D. Scheiner         Portfolio Sub-adviser     Portfolio Sub-adviser and Analyst of the Sub-adviser's Value Group
 New York                 since 1997                since June 1993. From June 1993 to October 1996, Mr. Scheiner was
                                                    employed by Chancellor Capital. Prior thereto, Mr. Scheiner was a
                                                    Securities Analyst at Prudential Securities Incorporated from 1989 until June 1993.
Richard K. Collins       Portfolio Sub-adviser     Senior Equity Portfolio Sub-adviser and Managing Director for the
 New York                 since 1997                Sub-adviser since April 1993. Mr. Collins joined the Sub-adviser in
                                                    1982 as a Senior Analyst and Portfolio Sub-adviser. From 1982 to
                                                    October 1996, Mr. Collins was employed by Chancellor Capital. From
                                                    1973 to 1982, Mr. Collins was a Senior Equity Analyst and,
                                                    commencing in 1976, Vice President of Research for Scudder, Stevens
                                                    & Clark. Mr. Collins was a Research Analyst for Salomon Brothers
                                                    from 1970 to 1973. He is a Chartered Financial Analyst, a member of the Association of Investment Management Research (AIMR) and the New
                                                    York Society of Securities Analysts.

                                 WORLDWIDE FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Sub-adviser     Mr. Yates has been Global Chief Investment Officer for the
 London                   since 1996                Sub-adviser and GT Asset Management since October 1997. He was
                                                    International Chief Investment Officer for the Sub-adviser and GT
                                                    Asset Management from September 1996 to October 1997. From 1994 to
                                                    1996, Mr. Yates was the Chief Investment Officer and Portfolio
                                                    Sub-adviser for Europe and the United Kingdom for the Sub-adviser.
                                                    From 1988 to 1994, Mr. Yates was an Investment Sub-adviser for
                                                    Morgan Grenfell Asset Management.

                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS

Michael Lindsell         Portfolio Sub-adviser     Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   since 1997                since 1996. From 1992 to 1996, Mr. Lindsell was Chief Investment
                                                    Officer for Japan for GT Asset Management Ltd. (Hong Kong) as well as Portfolio Sub-adviser for the Sub-adviser. Prior thereto, Mr.
                                                    Lindsell was a Director of Warburg Asset Management (Tokyo).
Richard K. Collins       Portfolio Sub-adviser     See description above.
 New York                 since 1997

                                   JAPAN FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Andrew Callender         Portfolio Sub-adviser     Head of Investments for Japan for the Sub-adviser since 1997. From
 Tokyo                    since 1997                1990 to 1997, Mr. Callender was a Portfolio Sub-adviser for the
                                                    Sub-adviser.

                               INTERNATIONAL FUND

                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Sub-adviser     See description above.
 London                   since 1996
Michael Lindsell         Portfolio Sub-adviser     See description above.
 London                   since 1997

                            ------------------------

With respect to Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Portfolios and the Fund, along with similarly managed accounts, are reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.

In placing orders for the Funds' and Portfolios' portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for a Fund or Portfolio may be executed through any affiliates of AIM or the Sub-Adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolios will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Other Distributions and Federal Income Taxations."

DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of each Fund's Advisor Class shares. Like the Sub-adviser, AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739 Houston, Texas 77210-4739 is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.

The Sub-adviser or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.

AIM Distributors, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and

                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS
incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds and/or other events sponsored by the broker/dealer.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks may also execute dealer agreements with AIM Distributors for the purpose of selling shares of a Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company was organized as a Delaware business trust on May , 1998. Prior to June 1, 1998, the Company operated under the name "G.T. Global Growth Series" a Massachusetts business trust. The Company is registered with the SEC as a diversified open-end management investment company.

From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act

                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS
requires the Company to assist shareholders in calling such a meeting.

Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of each Fund is equal in earnings, assets and voting privileges except that each Class has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.

Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be

                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS
higher than data including the effect of such charges.

Each Fund's performance data reflect past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Mutual Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Mutual Funds and their shareholders.

To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on AIM, which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Mutual Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are year 2000 compliant.
TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of each Fund's and each Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to Growth Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and Portfolio's independent accountants are One Post Office Square, Boston, MA 02109 conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

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                             GT GLOBAL EQUITY FUNDS

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580.]

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, A I M ADVISORS, INC. [CHANCELLOR LGT] ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                  EQUPV705MC

                        GT GLOBAL WORLDWIDE GROWTH FUND
                      GT GLOBAL INTERNATIONAL GROWTH FUND
                       GT GLOBAL NEW PACIFIC GROWTH FUND
                          GT GLOBAL EUROPE GROWTH FUND
                     GT GLOBAL AMERICA MID CAP GROWTH FUND
                          GT GLOBAL JAPAN GROWTH FUND

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]

                      Statement of Additional Information
                                  June 1, 1998

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This Statement of Additional Information relates to the Class A and Class B shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund"), GT Global America Mid Cap Growth Fund ("America Mid Cap Fund") and GT Global Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Funds. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Trustees and Executive Officers..........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     27
Information Relating to Sales and Redemptions............................................................................     28
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46

                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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SELECTION OF INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by each Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

At this time, the Sub-adviser is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Sub-adviser does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 2

                             GT GLOBAL EQUITY FUNDS

DEPOSITORY RECEIPTS
Each Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 3

                             GT GLOBAL EQUITY FUNDS
investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees (the "Board"). The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 4

                             GT GLOBAL EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 5

                             GT GLOBAL EQUITY FUNDS
securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 6

                             GT GLOBAL EQUITY FUNDS
(European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 7

                             GT GLOBAL EQUITY FUNDS
options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the

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value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

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Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures

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Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell

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the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Sub-adviser monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization,

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confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the America Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 14

                             GT GLOBAL EQUITY FUNDS

Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 15

                             GT GLOBAL EQUITY FUNDS
the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Sub-adviser believes that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 16

                             GT GLOBAL EQUITY FUNDS

China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA"). Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 17

                             GT GLOBAL EQUITY FUNDS

DEBT SECURITIES
Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Sub-adviser will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

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                             INVESTMENT LIMITATIONS

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Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 18

                             GT GLOBAL EQUITY FUNDS

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                            ----------------------------

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 19

                             GT GLOBAL EQUITY FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, the Sub-adviser seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Funds, the Sub-adviser may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 20

                             GT GLOBAL EQUITY FUNDS

Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented 0% of the total brokerage commissions paid by the Worldwide Fund, and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Worldwide Fund.

For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                                            1997           1996           1995
--------------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund......................................................  $   2,193,539  $   2,760,768  $     878,569
Europe Fund...............................................................  $   2,217,385  $   2,711,139  $   3,877,784
International Fund........................................................  $     874,443  $   1,496,178  $   1,889,228
Japan Fund................................................................  $     218,841  $     253,623  $     440,117
Pacific Fund..............................................................  $   2,767,789  $   5,151,533  $   3,310,887
Worldwide Fund............................................................  $     578,365  $     792,165  $   1,007,167

PORTFOLIO TRADING AND TURNOVER
Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:

FUND                                                                                                       1997        1996
------------------------------------------------------------------------------------------------------  ----------  ----------
America Mid Cap Fund..................................................................................        190%        253%
Europe Fund...........................................................................................        107%        123%
International Fund....................................................................................         72%         74%
Japan Fund............................................................................................         58%         31%
Pacific Fund..........................................................................................         80%         93%
Worldwide Fund........................................................................................         92%         80%

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 21

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

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The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.

------------------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 22

                             GT GLOBAL EQUITY FUNDS

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and Principal      1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Accounting Officer                1992 to 1997; and Vice President, Putnam Fiduciary Trust Company from
50 California Street              1989 to 1992.
San Francisco, CA 94111

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary      since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of the Sub-adviser, GT Global,
                                  GT Services and G.T. Insurance from February 1996 to October 1996; Vice
                                  President, General Counsel and Secretary of GT Asset Management, Inc.,
                                  the Sub-adviser, GT Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice President, General Counsel and Secretary
                                  of Strong/Corneliuson Management, Inc. and Secretary of each of the
                                  Strong Funds from October 1991 through May 1994.

[THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE
                            REGISTRATION STATEMENT.]

                            ------------------------

The Board has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Series Trust, GT Global Floating Rate Fund, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Growth Portfolio, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 23

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
AIM serves as the investment manager and administrator to each Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to each Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds and provide suitable office space and necessary small office equipment and utilities.

The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

The amounts of investment management and administration fees paid by each Fund to the Sub-adviser during the Funds' three most recent fiscal years were as follows:

                        FUND                             1997         1996         1995
----------------------------------------------------  -----------  -----------  -----------
America Mid Cap Fund................................   $3,999,732   $4,982,969   $4,425,913
Europe Fund.........................................   $5,228,246   $5,416,280   $6,161,265
International Fund..................................   $2,309,873   $3,034,522   $4,027,923
Japan Fund..........................................   $1,017,788   $1,367,702   $1,167,576
Pacific Fund........................................   $3,736,264   $5,260,774   $5,176,333
Worldwide Fund......................................   $1,619,691   $1,885,798   $2,050,983

DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and AIM Distributors.

As described in the Prospectus, on         , 1998, the Company adopted a Master
Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of each Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of each Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.

BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 24

                             GT GLOBAL EQUITY FUNDS

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds and their respective classes.

AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

The following table discloses payments made by the Funds to their former distributor, GT Global, Inc. ("GT Global") under each Fund's prior Class A Plan and the Class B Plan for the Funds' fiscal year ended December 31, 1997.

                                        FUND                                             CLASS A        CLASS B
------------------------------------------------------------------------------------  -------------  -------------
America Mid Cap Fund................................................................  $     958,593  $   2,781,908
Europe Fund.........................................................................  $   1,554,410  $     910,363
International Fund..................................................................  $     607,400  $     625,899
Japan Fund..........................................................................  $     212,419  $     317,148
Pacific Fund........................................................................  $     942,945  $   1,119,211
Worldwide Fund......................................................................  $     400,318  $     496,417

In approving the continuation of the Plans, the Trustees determined that the continuation of the Plans was in the best interests of the shareholders. Agreements related to the Plans also must be approved by vote of the Trustees, including a majority of Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Company will be committed to the discretion of the Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 25

                             GT GLOBAL EQUITY FUNDS

As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell Class A shares of the Funds. The following table reviews the extent of such activity during the Funds' last three fiscal years:

                                                                      SALES CHARGES     AMOUNTS        AMOUNTS
                                FUND                                    COLLECTED      RETAINED       REALLOWED
--------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund .......................................... 1997   $   170,104   $      38,700  $     131,404
                                                                1996       363,803          90,365        273,438
                                                                1995     2,101,049         336,010      1,765,039

Europe Fund ................................................... 1997   $    70,428   $       4,461  $      65,976
                                                                1996       155,198          39,684        115,514
                                                                1995       258,281          51,964        206,317

International Fund ............................................ 1997   $    50,120   $      11,166  $      38,954
                                                                1996       106,879          28,270         78,609
                                                                1995       322,537          50,454        272,083

Japan Fund .................................................... 1997   $    62,977   $      23,200  $      39,777
                                                                1996       117,891          47,700         70,191
                                                                1995       480,623          78,489        402,134

Pacific Fund .................................................. 1997   $   145,896   $      21,605  $     124,291
                                                                1996       435,687         133,060        302,627
                                                                1995       734,983         141,263        593,720

Worldwide Fund ................................................ 1997   $    43,631   $       8,456  $      35,175
                                                                1996        75,820          21,390         54,430
                                                                1995       180,015          28,527        151,488

AIM Distributors receives contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, GT Global collected CDSCs in the following amounts:

                                FUND                                      1997           1996          1995
--------------------------------------------------------------------  -------------  -------------  -----------
America Mid Cap Fund................................................  $   2,340,777  $   1,941,095  $   925,863
Europe Fund.........................................................  $     516,795  $     382,130  $   510,319
International Fund..................................................  $     358,415  $     365,535  $   329,959
Japan Fund..........................................................  $     284,394  $     349,093  $   213,714
Pacific Fund........................................................  $     936,835  $     665,740  $   758,951
Worldwide Fund......................................................  $     275,669  $     261,030  $   260,049

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the America Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund were $79,918, $173,767 and $142,274; $62,660, $139,442 and $138,072; $40,655, $77,934 and
$59,416; $14,483, $35,119 and $26,210; $53,724, $135,182 and $99,321; and
$22,092, $48,430 and $41,680, respectively.

EXPENSES OF THE FUNDS
Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 26

                             GT GLOBAL EQUITY FUNDS
portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives is available or none is deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board, in good faith, will establish a conversion rate for such currency.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 27

                             GT GLOBAL EQUITY FUNDS

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Sub-adviser, under the supervision of the Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon thirty days' written notice or by the participant, at any time without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 28

                             GT GLOBAL EQUITY FUNDS
shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

CONVERSION OF CLASS B SHARES
Class B shares will automatically convert into Class A shares of the same Fund. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond the eighth year. The Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Code, as well as for qualified retirement plans described in Code section 401 and custodial accounts complying with Code section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 29

                             GT GLOBAL EQUITY FUNDS

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds or Class A shares of funds of The AIM Family of Funds-Registered Trademark-, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds and The AIM Family of Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider its investment objective(s).

THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF AIM MANAGEMENT GROUP INC.

SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998
Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under
Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption;

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 30

                             GT GLOBAL EQUITY FUNDS
(4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon thirty days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the Board's opinion, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However,

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 31

                             GT GLOBAL EQUITY FUNDS
despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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GENERAL
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 32

                             GT GLOBAL EQUITY FUNDS
and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES
Each Fund (other than the America Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (I.E.,the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 33

                             GT GLOBAL EQUITY FUNDS
have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 34

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt.]

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are
                        , One Post Office Square, Boston, MA 02109.
                        conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of
Additional Information have been examined by                         as stated
in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 35

                             GT GLOBAL EQUITY FUNDS

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Class B shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                             AMERICA MID CAP FUND       AMERICA MID CAP FUND
PERIOD                                                                             (CLASS A)                  (CLASS B)
-------------------------------------------------------------------------  -------------------------  -------------------------
Fiscal year ended Dec. 31, 1997..........................................              8.63%                      8.35%
For the five years ended Dec. 31, 1997...................................             14.18%                       N/A
For the ten years ended Dec. 31, 1997....................................             17.12%                       N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               N/A                      17.00%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........             14.44%                       N/A

The Standardized Returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                EUROPE FUND      EUROPE FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................         5.92%            5.55%
For the five years ended Dec. 31, 1997......................................................        10.96%             N/A
For the ten years ended Dec. 31, 1997.......................................................         7.58%             N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A            10.37%

The Standardized Returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:

                                                                                     INTERNATIONAL FUND     INTERNATIONAL FUND
PERIOD                                                                                    (CLASS A)              (CLASS B)
----------------------------------------------------------------------------------  ---------------------  ---------------------
Fiscal year ended Dec. 31, 1997...................................................            3.36%                  3.47%
For the five years ended Dec. 31, 1997............................................            7.75%                   N/A
For the ten years ended Dec. 31, 1997.............................................            8.18%                   N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             N/A                   6.90%

The Standardized Returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                  JAPAN FUND    JAPAN FUND
PERIOD                                                                                            (CLASS A)     (CLASS B)
-----------------------------------------------------------------------------------------------  ------------  ------------
Fiscal year ended Dec. 31, 1997................................................................      (12.76)%      (12.99)%
For the five years ended Dec. 31, 1997.........................................................        3.30%          N/A
For the ten years ended Dec. 31, 1997..........................................................        2.28%          N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A          0.86%

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 36

                             GT GLOBAL EQUITY FUNDS

The Standardized Returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)       (CLASS B)
---------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997..............................................................       (46.89)%        (47.11)%
For the five years ended Dec. 31, 1997.......................................................        (2.46)%           N/A
For the ten years ended Dec. 31, 1997........................................................         4.09%            N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................          N/A           (4.37)%

The standardized Returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:

                                                                                          WORLDWIDE FUND       WORLDWIDE FUND
PERIOD                                                                                       (CLASS A)            (CLASS B)
--------------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997.......................................................           4.78%                5.02%
For the five years ended Dec. 31, 1997................................................           9.01%                 N/A
For the ten years ended Dec. 31, 1997.................................................          10.34%                 N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            N/A                 7.79%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           8.49%                 N/A

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                             AMERICA MID CAP FUND       AMERICA MID CAP FUND
PERIOD                                                                             (CLASS A)                  (CLASS B)
-------------------------------------------------------------------------  -------------------------  -------------------------
Fiscal year ended Dec. 31, 1997..........................................             14.05%                     13.35%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               N/A                      17.23%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........             14.97%                       N/A

The average annual Non-Standardized Returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                EUROPE FUND      EUROPE FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................        11.20%           10.55%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A            10.66%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................        12.77%             N/A

The average annual Non-Standardized Returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:

                                                                                     INTERNATIONAL FUND     INTERNATIONAL FUND
PERIOD                                                                                    (CLASS A)              (CLASS B)
----------------------------------------------------------------------------------  ---------------------  ---------------------
Fiscal year ended Dec. 31, 1997...................................................            8.51%                  7.71%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             N/A                   7.18%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................           13.21%                   N/A

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 37

                             GT GLOBAL EQUITY FUNDS

The average annual Non-Standardized Returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                   JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)       (CLASS B)
-----------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997................................................................        (7.99)%         (8.42)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................          N/A            1.22%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................        11.78%            N/A

The average annual Non-Standardized Returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)       (CLASS B)
---------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997..............................................................       (44.24)%        (44.65)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................          N/A           (4.09)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................         9.96%            N/A

The average annual Non-Standardized Returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:

                                                                                          WORLDWIDE FUND       WORLDWIDE FUND
PERIOD                                                                                       (CLASS A)            (CLASS B)
--------------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997.......................................................          10.00%                9.22%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            N/A                 8.06%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           9.00%                 N/A

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                             AMERICA MID CAP FUND      AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)                 (CLASS B)
-------------------------------------------------------------------------  ------------------------  ------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               N/A                    112.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........            336.53%                      N/A

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                                                               EUROPE FUND      EUROPE FUND
PERIOD                                                                                          (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  --------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A           61.77%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................       346.82%            N/A

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:

                                                                                    INTERNATIONAL FUND    INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)             (CLASS B)
----------------------------------------------------------------------------------  -------------------  ---------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................            N/A                 39.01%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................         368.84%                  N/A

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                                                                  JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)      (CLASS B)
-----------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A            5.91%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................      300.11%            N/A

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                                                               PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)      (CLASS B)
---------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................         N/A          (17.99)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................      630.10%            N/A

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 38

                             GT GLOBAL EQUITY FUNDS

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:

                                                                                         WORLDWIDE FUND      WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)           (CLASS B)
--------------------------------------------------------------------------------------  -----------------  -------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................           N/A               44.54%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................        148.37%                N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                             AMERICA MID CAP FUND      AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)                 (CLASS B)
-------------------------------------------------------------------------  ------------------------  ------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               N/A                    110.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........            315.79%                      N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                                                               EUROPE FUND      EUROPE FUND
PERIOD                                                                                          (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  --------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A           59.77%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................       325.59%            N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:

                                                                                    INTERNATIONAL FUND    INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)             (CLASS B)
----------------------------------------------------------------------------------  -------------------  ---------------------
April 1, 1993 (commencement of operations) through De. 31, 1997...................            N/A                 37.32%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................         346.57%                  N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                                                                  JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)      (CLASS B)
-----------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A            4.15%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................      281.10%            N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                                                               PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)      (CLASS B)
---------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................         N/A          (19.11)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................      595.42%            N/A

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:

                                                                                         WORLDWIDE FUND      WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)           (CLASS B)
--------------------------------------------------------------------------------------  -----------------  -------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................           N/A               42.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................        136.57%                N/A

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare a Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 39

                             GT GLOBAL EQUITY FUNDS
    is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including but not limited to international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 40

                             GT GLOBAL EQUITY FUNDS

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but which may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

AIM Distributors believes the GT Global Equity Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The GT Global Equity Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. Companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 41

                             GT GLOBAL EQUITY FUNDS

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total returns to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The CPI and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 42

                             GT GLOBAL EQUITY FUNDS

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

[GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.]

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 43

                             GT GLOBAL EQUITY FUNDS

ECONOMIC DEVELOPMENT IN EMERGING MARKETS
The Sub-adviser has identified six phases to track the progress of developing economies.

In addition, the Sub-adviser focuses on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991 to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 44

                             GT GLOBAL EQUITY FUNDS

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 45

                             GT GLOBAL EQUITY FUNDS
    such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

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                              FINANCIAL STATEMENTS

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To be filed.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 46

                             GT GLOBAL EQUITY FUNDS

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580.]

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, A I M ADVISORS, INC. [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      EQUSA705MC

                        GT GLOBAL WORLDWIDE GROWTH FUND:
                      GT GLOBAL INTERNATIONAL GROWTH FUND:
                       GT GLOBAL NEW PACIFIC GROWTH FUND:
                         GT GLOBAL EUROPE GROWTH FUND:
                     GT GLOBAL AMERICA MID CAP GROWTH FUND:
                          GT GLOBAL JAPAN GROWTH FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]

                      Statement of Additional Information
                                  June 1, 1998
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This Statement of Additional Information relates to the Advisor Class shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund") GT Global America Mid Cap Growth Fund ("America Mid Cap Fund") and GT Global Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Funds. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     20
Execution of Portfolio Transactions......................................................................................     22
Trustees and Executive Officers..........................................................................................     24
Management...............................................................................................................     26
Valuation of Fund Shares.................................................................................................     27
Information Relating to Sales and Redemptions............................................................................     28
Taxes....................................................................................................................     30
Additional Information...................................................................................................     33
Investment Results.......................................................................................................     34
Description of Debt Ratings..............................................................................................     41
Financial Statements.....................................................................................................     43

                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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SELECTION OF INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by each Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

At this time, the Sub-adviser is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Sub-adviser does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

                   Statement of Additional Information Page 2

                             GT GLOBAL EQUITY FUNDS

DEPOSITORY RECEIPTS
Each Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an

                   Statement of Additional Information Page 3

                             GT GLOBAL EQUITY FUNDS
investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees (the "Board"). The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

                   Statement of Additional Information Page 4

                             GT GLOBAL EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the

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premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

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PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

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Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying

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security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to

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protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market

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(and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Sub-adviser monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

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FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the America Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

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The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern

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European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income, and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest.

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Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Sub-adviser believes that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack

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of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES
Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Sub-adviser will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

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                             INVESTMENT LIMITATIONS

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Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

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        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, the Sub-adviser seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Funds, the Sub-adviser may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

                  Statement of Additional Information Page 22

                             GT GLOBAL EQUITY FUNDS

Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented 0% of the total brokerage commissions paid by the Worldwide Fund, and 0% of the aggregate dollar amount of the transactions involving payment of commissions by the Worldwide Fund.

For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                                            1997           1996           1995
--------------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund......................................................  $   2,193,539  $   2,760,768  $     878,569
Europe Fund...............................................................  $   2,217,385  $   2,711,139  $   3,877,784
International Fund........................................................  $     874,443  $   1,496,178  $   1,889,228
Japan Fund................................................................  $     218,841  $     253,623  $     440,117
Pacific Fund..............................................................  $   2,767,789  $   5,151,533  $   3,310,887
Worldwide Fund............................................................  $     578,365  $     792,165  $   1,007,167

PORTFOLIO TRADING AND TURNOVER
Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:

FUND                                                                                                       1997        1996
------------------------------------------------------------------------------------------------------  ----------  ----------
America Mid Cap Fund..................................................................................        190%        253%
Europe Fund...........................................................................................        107%        123%
International Fund....................................................................................         72%         74%
Japan Fund............................................................................................         58%         31%
Pacific Fund..........................................................................................         80%         93%
Worldwide Fund........................................................................................         92%         80%

                  Statement of Additional Information Page 23

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.

------------------------
* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 24

                             GT GLOBAL EQUITY FUNDS

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and Principal      1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Accounting Officer                1992 to 1997; and Vice President, Putnam Fiduciary Trust Company from
50 California Street              1989 to 1992.
San Francisco, CA 94111

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary      since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of the Sub-adviser, GT Global,
                                  GT Services and G.T. Insurance from February 1996 to October 1996; Vice
                                  President, General Counsel and Secretary of GT Asset Management, Inc.,
                                  the Sub-adviser, GT Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice President, General Counsel and Secretary
                                  of Strong/Corneliuson Management, Inc. and Secretary of each of the
                                  Strong Funds from October 1991 through May 1994.

 [THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.]

                         ------------------------------

The Board has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Series Trust, GT Global Floating Rate Fund, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Growth Portfolio, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.

                  Statement of Additional Information Page 25

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
AIM serves as the investment manager and administrator to each Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to each Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Fund and administer each Fund's affairs. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds and provide suitable office space and necessary small office equipment and utilities.

The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

The amounts of investment management and administration fees paid by each Fund to the Sub-adviser during the Funds' three most recent fiscal years were as follows:

                            FUND                                   1997             1996             1995
------------------------------------------------------------  ---------------  ---------------  ---------------
America Mid Cap Fund........................................   $   3,999,732    $   4,982,969    $   4,425,913
Europe Fund.................................................   $   5,228,246    $   5,416,280    $   6,161,265
International Fund..........................................   $   2,309,873    $   3,034,522    $   4,027,923
Japan Fund..................................................   $   1,017,788    $   1,367,702    $   1,167,576
Pacific Fund................................................   $   3,736,264    $   5,260,774    $   5,176,333
Worldwide Fund..............................................   $   1,619,691    $   1,885,798    $   2,050,983

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the America Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund and Worldwide Fund were $79,918, $173,767 and $142,274, $62,660, $139,442 and $138,072, $40,655, $77,934 and
$59,416, $14,483, $35,119 and $26,210, $53,724, $135,182 and $99,321, and
$22,092, $48,430 and $41,680, respectively.

EXPENSES OF THE FUNDS
Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other

                  Statement of Additional Information Page 26

                             GT GLOBAL EQUITY FUNDS
insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Sub-adviser on that day.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 27

                             GT GLOBAL EQUITY FUNDS

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives is available or none is deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Sub-adviser, under the supervision of the Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.

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                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a

                  Statement of Additional Information Page 28

                             GT GLOBAL EQUITY FUNDS
Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(k)), AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider its investment objective(s).

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the appropriate Funds. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the Board's opinion, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This

                  Statement of Additional Information Page 29

                             GT GLOBAL EQUITY FUNDS
means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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GENERAL
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes

                  Statement of Additional Information Page 30

                             GT GLOBAL EQUITY FUNDS
and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES
Each Fund (other than the America Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

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                             GT GLOBAL EQUITY FUNDS

Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 32

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

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AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt.]

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are             , One Post
Office Square, Boston, MA 02109.             conducts annual audits of the
Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of
Additional Information have been examined by             as stated in their
opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 33

                             GT GLOBAL EQUITY FUNDS

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Advisor Class shares of each Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Advisor Class shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                            AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)             (ADVISOR CLASS)
-------------------------------------------------------------------------  -----------------------  -----------------------
Fiscal year ended Dec. 31, 1997..........................................              8.63%                   14.54%
For the five years ended Dec. 31, 1997...................................             14.18%                     n/a
For the ten years ended Dec. 31, 1997....................................             17.12%                     n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........               n/a                    14.05%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               n/a                      n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........             14.44%                     n/a

The Standardized Returns for the Class A and Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
Fiscal year ended Dec. 31, 1997...........................................................         5.92%          11.64%
For the five years ended Dec. 31, 1997....................................................        10.96%            n/a
For the ten years ended Dec. 31, 1997.....................................................         7.58%            n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................          n/a           15.33%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a             n/a

The Standardized Returns for the Class A and Advisor Class shares of the International Fund, stated as average annualized total returns for the periods shown, were:

                                                                                    INTERNATIONAL FUND   INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997...................................................            3.36%                8.53%
For the five years ended Dec. 31, 1997............................................            7.75%                 n/a
For the ten years ended Dec. 31, 1997.............................................            8.18%                 n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................             n/a                12.02%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                  n/a

The Standardized Returns for the Class A and Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                                                              JAPAN FUND     JAPAN FUND
PERIOD                                                                                         (CLASS A)   (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................      (12.36)%        (7.54)%
For the five years ended Dec. 31, 1997......................................................        3.30%           n/a
For the ten years ended Dec. 31, 1997.......................................................        2.28%           n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................         n/a           0.55%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a            n/a

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                             GT GLOBAL EQUITY FUNDS

The Standardized Returns for the Class A and Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                                                             PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                         (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  -------------  ---------------
Fiscal year ended Dec. 31, 1997............................................................       (46.89)%        (44.26)%
For the five years ended Dec. 31, 1997.....................................................        (2.46)%           n/a
For the ten years ended Dec. 31, 1997......................................................         4.09%            n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................          n/a          (13.89)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a             n/a

The Standardized Returns for the Class A and Advisor Class shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:

                                                                                         WORLDWIDE FUND     WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Dec. 31, 1997.......................................................           4.78%             10.43%
For the five years ended Dec. 31, 1997................................................           9.01%               n/a
For the ten years ended Dec. 31, 1997.................................................          10.34%               n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................            n/a              13.73%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a                n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           8.49%               n/a

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                            AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                                            (CLASS A)             (ADVISOR CLASS)
-------------------------------------------------------------------------  -----------------------  -----------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........               n/a                    40.51%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........               n/a                      n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........            336.53%                     n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................          n/a           44.60%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..........................       346.82%            n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the International Fund, stated as aggregate total returns for the periods shown, were:

                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  ------------------  -------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................             n/a               34.12%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                 n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................          368.84%                n/a

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                             GT GLOBAL EQUITY FUNDS

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                                                              JAPAN FUND      JAPAN FUND
PERIOD                                                                                         (CLASS A)    (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................         n/a            1.44%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................      300.11%            n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                                                             PACIFIC FUND   PACIFIC FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  ------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................          n/a         (32.08)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a            n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997...........................       630.10%           n/a

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:

                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  ----------------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................            n/a             39.47%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a               n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................         148.37%              n/a

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

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                             GT GLOBAL EQUITY FUNDS

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including but not limited to international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on bond and stock markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

                  Statement of Additional Information Page 37

                             GT GLOBAL EQUITY FUNDS

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but which may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

AIM Distributors believes the GT Global Equity Funds can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The GT Global Equity Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total returns to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year

                  Statement of Additional Information Page 38

                             GT GLOBAL EQUITY FUNDS
period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The CPI and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisement and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset

                  Statement of Additional Information Page 39

                             GT GLOBAL EQUITY FUNDS
Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

[GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.]

ECONOMIC DEVELOPMENT IN EMERGING MARKETS
The Sub-adviser has identified six phases to track the progress of developing economies.

In addition, the Sub-adviser focuses on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and

                  Statement of Additional Information Page 40

                             GT GLOBAL EQUITY FUNDS
utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991 to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

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                          DESCRIPTION OF DEBT RATINGS

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DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

                  Statement of Additional Information Page 41

                             GT GLOBAL EQUITY FUNDS

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 42

                             GT GLOBAL EQUITY FUNDS

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

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                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
To be filed.

                  Statement of Additional Information Page 43

                             GT GLOBAL EQUITY FUNDS

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580].

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      EQUSX705MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]

                      Statement of Additional Information

                                  June 1, 1998

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This Statement of Additional Information relates to the Class A and Class B shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Portfolios. AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for the Funds. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                          PAGE NO.
                                                                                                                         -----------
Investment Objectives and Policies.....................................................................................       2
Options and Futures....................................................................................................       4
Risk Factors...........................................................................................................      11
Investment Limitations.................................................................................................      12
Execution of Portfolio Transactions....................................................................................      14
Trustees and Executive Officers........................................................................................      16
Management.............................................................................................................      18
Valuation of Fund Shares...............................................................................................      21
Information Relating to Sales and Redemptions..........................................................................      22
Taxes..................................................................................................................      26
Additional Information.................................................................................................      28
Investment Results.....................................................................................................      29
Description of Debt Ratings............................................................................................      34
Financial Statements...................................................................................................      36

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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INVESTMENT OBJECTIVES
The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR

                   Statement of Additional Information Page 2

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                          GT GLOBAL AMERICA VALUE FUND
holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Sub-adviser will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

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BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

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                              OPTIONS AND FUTURES

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SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges

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    using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

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Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a

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Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract

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provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures

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Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth

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Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

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With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by that Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES
Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Sub-adviser will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to despose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

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                             INVESTMENT LIMITATIONS

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THE FUNDS
The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Company's Board of Trustees.

Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Portfolio's shares represented at a meeting at which more

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                          GT GLOBAL AMERICA VALUE FUND
than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or a Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

        (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits

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                          GT GLOBAL AMERICA VALUE FUND
    in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                      EXECUTION OF PORTFOLIO TRANSACTIONS

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Subject to policies established by Growth Portfolio's Board of Trustees, the Sub-adviser is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, the Sub-adviser seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Sub-adviser may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

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Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

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                        TRUSTEES AND EXECUTIVE OFFICERS

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The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
FUNDS AND ADDRESS                        EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.

--------------
* Mr. Guilfolye is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

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                          GT GLOBAL AMERICA VALUE FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
FUNDS AND ADDRESS                        EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and Principal      1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Accounting Officer                1992 to 1997; and Vice President, Putnam Fiduciary Trust Company from
50 California Street              1989 to 1992.
San Francisco, CA 94111

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary      since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of LGT Asset Management, Inc.,
                                  the Sub-adviser, GT Global, GT Services and G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and Secretary of
                                  Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
                                  Funds from October 1991 through May 1994.

[THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE
                            REGISTRATION STATEMENT.]

                            ------------------------

The Company's Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Series Trust, GT Global Floating Rate Fund, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Growth Portfolio (in which the portfolios are subtrusts), Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Company for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits.
As of May   , 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.

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                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS
AIM serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between Growth Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Fund under an administration contract between the Company and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").

The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrator, administer each Portfolio's and Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Company, Growth Portfolio or each of AIM or the Sub-adviser may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Sub-adviser. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Sub-adviser. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to the Sub-adviser. For the same periods, the Small Cap Fund and America Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to the Sub-adviser. For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, the Sub-adviser reimbursed the Small Cap Fund and America Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.00% and 2.65%, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.

                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and AIM Distributors.

As described in the Prospectus, on         , 1998, the Company adopted a Master
Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of each Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of each Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.

BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds and their respective classes.

AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

Payments made by the Funds to their former distributor, GT Global, Inc. ("GT Global") under each Fund's prior Plans for the fiscal year ended December 31, 1997 by the Small Cap Fund and America Value Fund for Class A and Class B shares were $33,776 and $148,043; and $17,701 and $102,587, respectively.

In approving the continuation of the Plans, the Company's Trustees determined that the continuation of the Plans was in the best interests of the shareholders. Agreements related to the Plans also must be approved by vote of the Company's Trustees, including a majority of those Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan, or in any agreement related thereto.

                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Each Plan requires that, at least quarterly, the Company's Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of the Company's Trustees who are not "interested persons" of the Company will be committed to the discretion of those Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares of the Funds.

The following table reviews the extent of such activity during the last three fiscal years.

                                                                                     SALES CHARGES    AMOUNTS      AMOUNTS
YEAR ENDED DEC. 31, 1997                                                               COLLECTED     RETAINED     REALLOWED
-----------------------------------------------------------------------------------  -------------  -----------  -----------
Small Cap Fund.....................................................................   $    24,222    $   5,417    $  18,805
America Value Fund.................................................................        11,413        5,770        5,643


                                                                                     SALES CHARGES    AMOUNTS      AMOUNTS
YEAR ENDED DEC. 31, 1996                                                               COLLECTED     RETAINED     REALLOWED
-----------------------------------------------------------------------------------  -------------  -----------  -----------
Small Cap Fund.....................................................................   $    28,750    $   9,945    $  18,805
America Value Fund.................................................................         7,345        1,702        5,643

                                                                                     SALES CHARGES    AMOUNTS      AMOUNTS
OCT. 18, 1995 (COMMENCEMENT OF OPERATIONS) TO DEC. 31, 1995                            COLLECTED     RETAINED     REALLOWED
-----------------------------------------------------------------------------------  -------------  -----------  -----------
Small Cap Fund.....................................................................   $     3,729    $   2,815    $     914
America Value Fund.................................................................         1,650          326        1,324

AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. For the period October 18, 1995 (commencement of operations) to December 31, 1995, GT Global collected contingent deferred sales charges for the Small Cap Fund and America Value Fund of $112 and $0, respectively. For the fiscal years ended December 31, 1996 and December 31, 1997, GT Global collected CDSCs for the Small Cap Fund and America Value Fund of $28,162 and $60,107; and $5,608 and $55,700, respectively.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996, and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.

EXPENSES OF THE FUNDS AND THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of Growth Portfolio's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets to determine its net assets. The value of a Fund's net assets is the value of its investment in its corresponding Portfolio (i.e., its proportionate interest in the Portfolio's net assets). Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in a Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the designated Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or a Fund upon thirty days' written notice or by the participant at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.

Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

CONVERSION OF CLASS B SHARES
Class B shares will automatically convert into Class A shares of the same Fund. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond the eighth year. The Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as for qualified retirement plans described in Code section 401 and custodial accounts complying with Code section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds or Class A shares of funds of The AIM Family of Funds-Registered Trademark-, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds and The AIM Family of Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider the investment objective(s).

THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998
Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under
Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (9) redemptions made by

                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon thirty days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund's corresponding Portfolio, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character

                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt.]

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Company's, the Funds' and the Portfolios' independent accountants are
              , One Post Office Square, Boston, MA 02109.               conducts
annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Company and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company and Growth Portfolio included in
this Statement of Additional Information have been examined by               as
stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Fiscal year ended Dec. 31, 1997......................................................        10.70%         10.47%        21.19%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................        12.68%         13.29%        22.28%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended Dec. 31, 1997......................................................       21.44%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       23.18%

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Fiscal year ended Dec. 31, 1997......................................................        16.23%         15.47%        27.23%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................        15.19%         14.46%        25.01%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended Dec. 31, 1997......................................................       26.44%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       24.23%

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................        36.55%         34.65%        63.52%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       61.28%

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................        30.07%         31.65%        55.75%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       58.28%

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Funds with the following, among others:

        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's, or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Services ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (4) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (5) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope, each of which is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (10) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (11) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (13) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

AIM Distributors believes GT Global America Small Cap Growth Fund and GT Global America Value Fund can be an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. GT Global America Small Cap Growth Fund and GT Global America Value Fund do not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total return to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The CPI and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

[GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.]

                  Statement of Additional Information Page 33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

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DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 34

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meets its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings

                  Statement of Additional Information Page 35

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

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                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
To be filed.

                  Statement of Additional Information Page 36

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580].

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL AMERICA SMALL CAP GROWTH FUND, GT GLOBAL AMERICA VALUE FUND, SMALL CAP PORTFOLIO, VALUE PORTFOLIO, G.T. GLOBAL GROWTH SERIES, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      AMESA705MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND:
                         GT GLOBAL AMERICA VALUE FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]

                      Statement of Additional Information
                                  June 1, 1998

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Portfolios. AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for the Funds. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options and Futures......................................................................................................      4
Risk Factors.............................................................................................................     11
Investment Limitations...................................................................................................     13
Execution of Portfolio Transactions......................................................................................     14
Trustees and Executive Officers..........................................................................................     16
Management...............................................................................................................     18
Valuation of Fund Shares.................................................................................................     20
Information Relating to Sales and Redemptions............................................................................     21
Taxes....................................................................................................................     23
Additional Information...................................................................................................     25
Investment Results.......................................................................................................     26
Description of Debt Ratings..............................................................................................     31
Financial Statements.....................................................................................................     33

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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INVESTMENT OBJECTIVES
The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Sub-adviser will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

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                              OPTIONS AND FUTURES

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SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short

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    hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be

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written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a

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Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract

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provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures

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Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth

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Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

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                          GT GLOBAL AMERICA VALUE FUND

With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by that Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES
Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Sub-adviser will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT LIMITATIONS

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THE FUNDS
The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Company's Board of Trustees.

Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's aceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

        (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                      EXECUTION OF PORTFOLIO TRANSACTIONS

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Subject to policies established by Growth Portfolio's Board of Trustees, the Sub-adviser is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, the Sub-adviser seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Sub-adviser may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts,

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

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The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.

Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and                1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Principal Accounting Officer      1992 to 1997; and Vice President, Putnam Fiduciary Trust Company from
50 California Street              1989 to 1992.
San Francisco, CA 94111

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* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.

                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS               EXPERIENCE FOR PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------
Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., the Sub-adviser, GT Global, GT Services and G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and Secretary of
                                         Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October
                                         1991 through May 1994.

             [THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.]

                            ------------------------

The Company's Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Series Trust, GT Global Floating Rate Fund, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Growth Portfolio (of which the portfolios are subtrusts), Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Company for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of May , 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.

                  Statement of Additional Information Page 17

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                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS
AIM serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between Growth Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a Sub-Advisory and Sub-Administration Agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Fund under an administration contract between the Company and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").

The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrators, AIM and the Sub-adviser administer each Portfolio's and Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Company, Growth Portfolio or each of AIM or the Sub-adviser may terminate the contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Sub-adviser. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Sub-adviser. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to the Sub-adviser. For the same periods, the Small Cap Fund and America Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to the Sub-adviser. For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, the Sub-adviser reimbursed the Small Cap Fund and America Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.

                  Statement of Additional Information Page 18

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                          GT GLOBAL AMERICA VALUE FUND

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.65% of average daily net assets of Advisor Class shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.

EXPENSES OF THE FUNDS AND THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the AIM, Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                            VALUATION OF FUND SHARES

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As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, GDRs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Sub-adviser to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Sub-adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of Growth Portfolio's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets to determine its net assets. The value of a Fund's net assets is the value of its investment in its corresponding Portfolio (i.e., its proportionate interest in the Portfolio's net assets). Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider its investment objective(s).

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, will be borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund's corresponding Portfolio, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FUND. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt.]

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Company's, the Funds' and the Portfolios' independent accountants are
       One Post Office Square, Boston, MA 02109.        conducts annual audits
of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Company and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company and Growth Portfolio included in
this Statement of Additional Information have been examined by        as stated
in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
[The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.]

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS
Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Advisor Class shares of each Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Advisor Class shares, deduction of a sales charge is not applicable; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Dec. 31, 1997...................    10.70%            16.63%
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    12.68%            15.61%

The Standardized Returns for the Class A and Advisor Class shares of the America Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................    21.19%            27.78%
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    22.28%            25.53%

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    36.55%            37.64%

                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the America Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................    63.52%            65.00%

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following:

        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's, or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (4) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S.

        (5) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including but not limited to international financial and economic data.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

       (10) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (11) Wilshire Associates, which is an on-line database for international financial and economic data including performance measures for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (13) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Funds, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, each Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

AIM Distributors believes GT Global America Small Cap Growth Fund and GT Global America Value Fund can be an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. GT Global America Small Cap Growth Fund and GT Global America Value Fund do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these

                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total return to those of a benchmark.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

AIM Distributors may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and AIM Distributors will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The CPI and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, AIM Distributors may include in its advertisements and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

[GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.]

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P, rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
To be filed.

                  Statement of Additional Information Page 33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580.]

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.
GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL AMERICA SMALL CAP GROWTH FUND, GT GLOBAL AMERICA VALUE FUND, SMALL CAP PORTFOLIO, VALUE PORTFOLIO, G.T. GLOBAL GROWTH SERIES, A I M ADVISORS, INC. [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      AMESX705MC

                           G.T. GLOBAL GROWTH SERIES
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS -- To be Filed.

    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.

         (1)(a)    The Registrant's Agreement and Declaration of Trust, as amended(3).
         (1)(b)    Certificate of Secretary amending the Registrant's Agreement and
                   Declaration of Trust dated May 4, 1995(2).
         (2)       The Registrant's By-Laws, as amended(6).
         (3)       Not Applicable.
         (4)       Instruments Defining the Rights of Holders of Registrant's Shares of
                   beneficial interest(7).
         (5)(a)    Investment Management and Administration Contract dated April 24, 1989 relating to the Initial Six Series(6).
         (5)(b)    Form of Administration Contract relating to: GT Global America Small Cap
                   Growth Fund and GT Global America Value Fund(3).
         (6)(a)    Distribution Agreement relating to Class A shares(6).
         (6)(b)    Distribution Agreement relating to Class B shares(6).
         (6)(c)    Distribution Agreement relating to Advisor Class shares(6).
         (7)       Not Applicable.
         (8)(a)    Custodian Agreement between the Registrant and State Street Bank and Trust
                   Company(6).
         (9)(a)    Transfer Agency Contract dated May 25, 1990(6).
         (9)(b)    Fund Accounting and Pricing Agent Agreement(9).
         (9)(c)    Other material contracts:

                  (i) Broker/dealer sales contract(6).

                  (ii) Bank sales contract(6).

                 (iii) Agency sales contract(6).

                 (iv) Foreign sales contract(6).

        (10)(a)    Opinion and Consent of Counsel relating to the Initial Six Series(1).
        (10)(b)    Opinion and Consent of Counsel relating to GT Global America Small Cap
                   Growth Fund and GT Global America Value Fund(3).
        (11)       Consents of Coopers & Lybrand L.L.P., Independent Accountants relating to:

                  (i) GT Global Worldwide Growth Fund -- To be Filed.

                  (ii) GT Global International Growth Fund -- To be Filed.

                 (iii) GT Global New Pacific Growth Fund -- To be Filed.

                 (iv) GT Global Europe Growth Fund -- To be Filed.

                  (v) GT Global Japan Growth Fund -- To be Filed.

                 (vi) GT Global America Mid Cap Growth Fund -- To be Filed.

                 (vii) GT Global America Small Cap Growth Fund -- To be Filed.

                (viii) GT Global America Value Fund -- To be Filed.

        (12)       Not Applicable.

        (13)       Not Applicable.
        (14)(a)    Model Retirement Plan -- GT Global Individual Retirement Account Disclosure
                   Statement and Application(6).
        (14)(b)    Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account
                   Disclosure Statement and Application(8).
        (14)(c)    Model Retirement Plan -- GT Global Simplified Employee Pension Individual
                   Retirement Account Disclosure Statement and Application(8).
        (14)(d)    Model Retirement Plan -- Roth IRA(8).
        (14)(e)    403(b)(7) Custodial Agreement(8).
        (15)(a)    Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A shares(6).
        (15)(b)    Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B shares(6).
        (16)       Schedules of Computation of Performance Quotations relating to the Class A,
                   Class B and Advisor Class shares of:

                  (a) GT Global America Mid Cap Growth Fund(4).

                  (b) GT Global Europe Growth Fund(4).

                  (c) GT Global International Growth Fund(4).

                  (d) GT Global Japan Growth Fund(4).

                  (e) GT Global New Pacific Growth Fund(4).

                  (f) GT Global Worldwide Growth Fund(4).

                  (g) GT Global America Small Cap Growth Fund(4).

                  (h) GT Global America Value Fund(4).

        (17)       Financial Data Schedule -- To be Filed.
        (18)       Multiple Class Plan adopted pursuant to Rule 18f-3(9).

Other Exhibits:
        (a)        Power of Attorney for Helge K. Lee and Michael A. Silver for G.T. Global
                   Growth Series(9).
        (b)        Power of Attorney for Helge K. Lee and Michael A. Silver for Growth
                   Portfolio(9).

------------------------
(1) Incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed in 1985.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on May 24, 1995.

(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on October 18, 1995.

(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 19, 1996.

(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on February 28, 1997.

(6) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 40 to the Registration Statement on Form N1-A, filed on April 29, 1997.

(7) Incorporated by reference to Articles V, VI and X of Registrant's Declaration of Trust and to Article I of Registrant's By-Laws.

(8) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A, filed on January 30, 1998.

(9) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on March 10, 1998.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

    As of March 30, 1998:

                                                                                         NUMBER OF
TITLE OF CLASS                                                                         RECORD HOLDERS
------------------------------------------------------------------------------------  ----------------
   Shares of Beneficial Interest, no par value, of:
      GT Global America Mid Cap Growth Fund Class A.................................         21,940
      GT Global America Mid Cap Growth Fund Class B.................................         20,752
      GT Global America Mid Cap Growth Fund Advisor Class...........................            225
      GT Global Europe Growth Fund Class A..........................................         46,592
      GT Global Europe Growth Fund Class B..........................................          9,140
      GT Global Europe Growth Fund Advisor Class....................................            163
      GT Global International Growth Fund Class A...................................         15,146
      GT Global International Growth Fund Class B...................................          5,836
      GT Global International Growth Fund Advisor Class.............................             81
      GT Global Japan Growth Fund Class A...........................................          7,107
      GT Global Japan Growth Fund Class B...........................................          3,161
      GT Global Japan Growth Fund Advisor Class.....................................             77
      GT Global New Pacific Growth Fund Class A.....................................         25,423
      GT Global New Pacific Growth Fund Class B.....................................         11,408
      GT Global New Pacific Growth Fund Advisor Class...............................            277
      GT Global Worldwide Growth Fund Class A.......................................          9,466
      GT Global Worldwide Growth Fund Class B.......................................          5,074
      GT Global Worldwide Growth Fund Advisor Class.................................            142
      GT Global America Small Cap Growth Fund Class A...............................          1,550
      GT Global America Small Cap Growth Fund Class B...............................          2,142
      GT Global America Small Cap Growth Fund Advisor Class.........................            247
      GT Global America Value Fund Class A..........................................          1,269
      GT Global America Value Fund Class B..........................................          1,968
      GT Global America Value Fund Advisor Class....................................            170

ITEM 27. INDEMNIFICATION

    Section 5.3 of the Registrant's Declaration of Trust provides for indemnification of certain persons acting on behalf of the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers and controlling persons by the Registrant's Declaration of Trust, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) In addition to the Registrant, GT Global, Inc. is the principal underwriter for the following other investment companies: G.T. Investment Portfolios, Inc. (which includes one fund currently in operation: GT Global Dollar Fund); and G.T. Investment Funds, Inc. (which includes thirteen funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund, GT Global Developing Markets Fund and GT Global Emerging Markets Fund); GT Global Series Trust (which includes GT Global New Dimension Fund); G.T. Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market
Fund); G.T. Global Variable Investment Trust (which includes nine funds in operation: GT Global Variable Latin America Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund); and GT Global Floating Rate Fund, Inc.

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.

                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Chairman of the       Chairman of the Board of Trustees
                                                Board                               and President
Raymond R. Cunningham                         Senior Vice President --            None
                                                Director of Sales and Director
Richard W. Healey                             Senior Vice President --            None
                                                Director of Marketing and
                                                Director
Helge K. Lee                                  Secretary and Chief Legal and       Vice President and Secretary
                                                Compliance Officer
David P. Hess                                 Assistant Secretary and Director    Assistant Secretary
                                                of Mutual Fund Compliance

                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Michael A. Silver                             Assistant Secretary and Assistant   Assistant Secretary
                                                General Counsel
Philip D. Edelstein                           Senior Vice President -- Regional   None
9 Huntly Circle                                 Sales Manager
Palm Beach Gardens, FL 33418
Stephen A. Maginn                             Senior Vice President --            None
519 S. Juanita                                  Regional Sales Manager
Redondo Beach, CA 90277
Peter J. Wolfert                              Senior Vice President --            None
                                                Information Technology
Christine M. Pallatto                         Senior Vice President -- Director   None
                                                of Human Resources
Earle A. Malm II                              Chief Operating Officer             None
Margo A. Tammen                               Vice President -- Finance &         None
                                                Administration
Gary M. Castro                                Assistant Treasurer & Controller    None
Dennis W. Reichert                            Assistant Treasurer & Budget        Assistant Treasurer
                                                Director
Kenneth W. Chancey                            Senior Vice President -- Fund       Vice President, Principal
                                                Accounting                          Accounting Officer and (Acting)
                                                                                    CFO
Hallie L. Baron                               Vice President -- Public Relations  None
                                                & Shareholder Communications
Claus te Wildt                                Vice President -- Director of       None
                                                Strategy and Business Planning
Pamela Ruddock                                Vice President -- Fund              None
                                                Administration
Paul Wozniak                                  Vice President -- Fund Accounting   None
Christine C. Mangan                           Vice President -- Dealer Marketing  None
Donna B. Abrahamson                           Vice President -- Account           None
                                                Management
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Phil Christopher                              Vice President                      None
3621 59th Avenue, SW
Seattle, WA 98116

                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319
Glenn R. Farinacci                            Vice President                      None
86 University Place
Staten Island, NY 10301
Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093-4317
Richard Kashnowski                            Vice President                      None
1368 South Ridge Drive
Mandeville, LA 70448
Allen M. Kuhn                                 Vice President                      None
19655 Red Maple Lane
Jupiter, FL 33458
Steven C. Manns                               Vice President                      None
1941 West Wolfram
Chicago, IL 60657
Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Dean Phillips                                 Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105
Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428
Tommy D. Wells                                Vice President                      None
25 Crane Drive
Sam Anselmo, CA 94960
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Eric T. Zeigler                               Vice President                      None
437 30th Street
Manhattan Beach, CA 90266

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Chancellor LGT Asset Management, Inc., 50 California Street, San Francisco, CA 94111 and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

    Records covering shareholder accounts are maintained and kept by the Registrant's transfer agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596, and records covering portfolio transactions are maintained and kept by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and the State of California, on the 31st day of March, 1998.

                                          G.T. GLOBAL GROWTH SERIES

                                          By: William J. Guilfoyle*
                                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on the 31st day of March, 1998.

William J. Guilfoyle*                         President, Trustee and
                                              Chairman of the Board
                                              (Principal Executive Officer)

/s/  KENNETH W. CHANCEY                       Vice President and Principal
-------------------------------------------   Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Trustee

Arthur C. Patterson*                          Trustee

Frank S. Bayley*                              Trustee

Ruth H. Quigley*                              Trustee

Robert G. Wade Jr.*                           Trustee

*By: /s/  MICHAEL A. SILVER
     -------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES

    Growth Portfolio has duly caused this Post-Effective Amendment of G.T. Global Growth Series to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 31st day of March, 1998.

                                          GROWTH PORTFOLIO

                                          By:  William J. Guilfoyle*
                                               President

    This Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on the 31st day of March, 1998.

William J. Guilfoyle*                         President, Trustee and
                                              Chairman of the Board
                                              (Principal Executive Officer)

/S/  KENNETH W. CHANCEY                       Vice President and
-------------------------------------------   Principal Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Trustee

Arthur C. Patterson*                          Trustee

Frank S. Bayley*                              Trustee

Ruth H. Quigley*                              Trustee

Robert G. Wade Jr.*                           Trustee

*By: /S/  MICHAEL A. SILVER
     -------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed